EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.2%)
1290 VT Equity Income Portfolio‡	1,361,366	$6,693,292
1290 VT GAMCO Small Company Value Portfolio‡	23,784	1,764,810
1290 VT Micro Cap Portfolio‡	139,593	2,159,057
ATM International Managed Volatility Portfolio‡	1,187,949	14,116,338
ATM Large Cap Managed Volatility Portfolio‡	4,019,551	69,270,073
ATM Mid Cap Managed Volatility Portfolio‡	2,027,275	18,915,914
ATM Small Cap Managed Volatility Portfolio‡	419,116	6,199,229
EQ/AB Small Cap Growth Portfolio‡	137,855	3,324,421
EQ/American Century Mid Cap Value Portfolio‡	128,264	3,409,928
EQ/Global Equity Managed Volatility Portfolio‡	252,175	5,362,355
EQ/International Core Managed Volatility Portfolio‡	253,808	3,201,850
EQ/International Equity Index Portfolio‡	64,287	699,157
EQ/International Value Managed Volatility Portfolio‡	344,308	5,108,052
EQ/Janus Enterprise Portfolio*‡	271,373	7,063,490
EQ/JPMorgan Value Opportunities Portfolio‡	268,733	6,307,334
EQ/Large Cap Core Managed Volatility Portfolio‡	1,183,610	15,917,957
EQ/Large Cap Growth Index Portfolio‡	72,630	1,783,797
EQ/Large Cap Growth Managed Volatility Portfolio‡	226,620	10,647,299
EQ/Large Cap Value Managed Volatility Portfolio‡	453,904	9,468,193
EQ/Loomis Sayles Growth Portfolio*‡	506,063	6,241,016
EQ/MFS International Growth Portfolio‡	629,663	5,683,857
EQ/Morgan Stanley Small Cap Growth Portfolio‡	123,788	2,443,541
EQ/T. Rowe Price Growth Stock Portfolio‡	33,133	2,718,241
EQ/Value Equity Portfolio‡	260,320	6,667,731

Total Equity		215,166,932

Fixed Income (79.8%)
1290 Diversified Bond Fund‡	2,576,738	27,828,767
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,959,253	61,477,802
1290 VT High Yield Bond Portfolio‡	1,452,336	14,617,991
EQ/Core Bond Index Portfolio‡	19,455,771	201,221,449
EQ/Core Plus Bond Portfolio‡	11,824,835	49,495,196
EQ/Intermediate Government Bond Portfolio‡	23,374,357	246,322,602
EQ/Long-Term Bond Portfolio‡	84,996	824,133
EQ/PIMCO Ultra Short Bond Portfolio‡	12,517,622	123,825,367
EQ/Quality Bond PLUS Portfolio‡	5,489,053	47,960,243
Multimanager Core Bond Portfolio‡	7,761,943	77,465,686

Total Fixed Income		851,039,236

Total Investments in Securities (100.0%) (Cost $941,771,219)		1,066,206,168
Other Assets Less Liabilities (0.0%)		484,610

Net Assets (100%)		$1,066,690,778

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

1

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,361,366	8,473,680	309,525	(3,432,132)	123,660	1,218,559	6,693,292	—	—
1290 VT GAMCO Small Company Value Portfolio	23,784	1,822,936	20,208	(360,180)	177,031	104,815	1,764,810	—	—
1290 VT Micro Cap Portfolio	139,593	2,073,047	89,703	(253,924)	33,229	217,002	2,159,057	—	—
ATM International Managed Volatility Portfolio	1,187,949	16,981,350	589,967	(4,640,879)	859,898	326,002	14,116,338	—	—
ATM Large Cap Managed Volatility Portfolio	4,019,551	77,917,135	2,967,589	(22,430,808)	3,821,635	6,994,522	69,270,073	—	—
ATM Mid Cap Managed Volatility Portfolio	2,027,275	18,036,103	769,374	(2,548,728)	(18,848)	2,678,013	18,915,914	—	—
ATM Small Cap Managed Volatility Portfolio	419,116	6,925,109	329,732	(1,842,312)	368,672	418,028	6,199,229	—	—
EQ/AB Small Cap Growth Portfolio	137,855	3,346,533	109,910	(464,104)	37,724	294,358	3,324,421	—	—
EQ/American Century Mid Cap Value Portfolio	128,264	3,105,904	89,703	(253,924)	13,414	454,831	3,409,928	—	—
EQ/Global Equity Managed Volatility Portfolio	252,175	6,161,452	219,822	(1,578,208)	466,295	92,994	5,362,355	—	—
EQ/International Core Managed Volatility Portfolio	253,808	4,298,293	130,117	(1,524,284)	545,816	(248,092)	3,201,850	—	—
EQ/International Equity Index Portfolio	64,287	784,409	—	(150,000)	35,276	29,472	699,157	—	—
EQ/International Value Managed Volatility Portfolio	344,308	6,236,781	219,822	(1,828,208)	308,936	170,721	5,108,052	—	—
EQ/Janus Enterprise Portfolio*	271,373	6,689,702	179,408	(507,849)	36,921	665,308	7,063,490	—	—
EQ/JPMorgan Value Opportunities Portfolio	268,733	8,970,300	329,732	(4,292,312)	1,448,546	(148,932)	6,307,334	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,183,610	17,497,914	659,464	(4,634,624)	1,704,582	690,621	15,917,957	—	—
EQ/Large Cap Growth Index Portfolio	72,630	1,764,987	—	(200,001)	26,535	192,276	1,783,797	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	226,620	10,742,231	459,850	(1,916,596)	282,498	1,079,316	10,647,299	—	—
EQ/Large Cap Value Managed Volatility Portfolio	453,904	9,347,233	439,643	(1,756,416)	261,450	1,176,283	9,468,193	—	—
EQ/Loomis Sayles Growth Portfolio*	506,063	6,685,518	219,821	(1,328,208)	247,778	416,107	6,241,016	—	—
EQ/MFS International Growth Portfolio	629,663	7,366,252	240,029	(2,218,388)	612,618	(316,654)	5,683,857	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	123,788	2,800,725	89,703	(853,924)	311,561	95,476	2,443,541	—	—
EQ/T. Rowe Price Growth Stock Portfolio	33,133	3,110,769	109,911	(814,104)	382,724	(71,059)	2,718,241	—	—
EQ/Value Equity Portfolio(a)	260,320	8,139,707	329,732	(3,042,312)	1,186,168	54,436	6,667,731	—	—
Fixed Income
1290 Diversified Bond Fund	2,576,738	—	28,503,512	—	—	(674,745)	27,828,767	667,404	—

See Notes to Portfolio of Investments.

2

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	5,959,253	64,409,209	3,127,950	(6,036,340)	(1,215)	(21,802)	61,477,802	—	—
1290 VT High Yield Bond Portfolio	1,452,336	14,686,085	1,289,257	(1,824,444)	3,470	463,623	14,617,991	—	—
EQ/Core Bond Index Portfolio	19,455,771	241,890,643	10,541,575	(48,256,174)	284,500	(3,239,095)	201,221,449	—	—
EQ/Core Plus Bond Portfolio(aa)	11,824,835	—	26,250,000	—	—	(316,092)	49,495,196	—	—
EQ/Global Bond PLUS Portfolio(aa)	—	22,970,475	3,518,482	(1,883,577)	(2,907)	(1,041,185)	—	214,762	640,963
EQ/Intermediate Government Bond Portfolio	23,374,357	298,147,308	12,608,687	(60,966,655)	558,204	(4,024,942)	246,322,602	—	—
EQ/Long-Term Bond Portfolio	84,996	—	825,000	—	—	(867)	824,133	—	—
EQ/PIMCO Ultra Short Bond Portfolio	12,517,622	131,836,400	7,275,713	(15,441,992)	6,651	148,595	123,825,367	—	—
EQ/Quality Bond PLUS Portfolio	5,489,053	39,768,124	13,432,088	(4,649,393)	3,264	(593,840)	47,960,243	—	—
Multimanager Core Bond Portfolio	7,761,943	72,995,850	14,155,006	(7,965,601)	4,366	(1,723,935)	77,465,686	927,305	—

Total		1,125,982,164	130,430,035	(209,896,601)	14,130,452	5,560,118	1,066,206,168	1,809,471	640,963

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $23,352,459 (at a cost of $23,561,288), representing 2,518,145 shares of EQ/Global Bond PLUS Portfolio and 5,497,110 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

3

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$27,828,767	$1,038,377,401	$—	$1,066,206,168

Total Assets	$27,828,767	$1,038,377,401	$—	$1,066,206,168

Total Liabilities	$—	$—	$—	$—

Total	$27,828,767	$1,038,377,401	$—	$1,066,206,168

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,147,437
Aggregate gross unrealized depreciation	(3,504,294)

Net unrealized appreciation	$123,643,143

Federal income tax cost of investments in securities and derivative instruments, if applicable	$942,563,025

See Notes to Portfolio of Investments.

4

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.2%)
1290 VT Equity Income Portfolio‡	2,542,298	$12,499,465
1290 VT GAMCO Small Company Value Portfolio‡	89,523	6,642,673
1290 VT Micro Cap Portfolio‡	356,941	5,520,751
1290 VT Small Cap Value Portfolio‡	427,529	5,786,038
ATM International Managed Volatility Portfolio‡	3,718,364	44,185,132
ATM Large Cap Managed Volatility Portfolio‡	7,359,220	126,823,543
ATM Mid Cap Managed Volatility Portfolio‡	3,326,627	31,039,791
ATM Small Cap Managed Volatility Portfolio‡	2,092,399	30,949,093
EQ/AB Small Cap Growth Portfolio‡	580,505	13,999,083
EQ/American Century Mid Cap Value Portfolio‡	236,719	6,293,213
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	230,346	4,370,559
EQ/Global Equity Managed Volatility Portfolio‡	762,033	16,204,176
EQ/International Core Managed Volatility Portfolio‡	876,715	11,059,971
EQ/International Equity Index Portfolio‡	170,668	1,856,103
EQ/International Value Managed Volatility Portfolio‡	970,966	14,404,964
EQ/Janus Enterprise Portfolio*‡	443,284	11,538,134
EQ/JPMorgan Value Opportunities Portfolio‡	508,890	11,943,952
EQ/Large Cap Core Managed Volatility Portfolio‡	2,218,243	29,832,376
EQ/Large Cap Growth Index Portfolio‡	116,197	2,853,819
EQ/Large Cap Growth Managed Volatility Portfolio‡	427,438	20,082,330
EQ/Large Cap Value Managed Volatility Portfolio‡	939,586	19,599,245
EQ/Loomis Sayles Growth Portfolio*‡	860,113	10,607,327
EQ/MFS International Growth Portfolio‡	1,957,282	17,668,054
EQ/Morgan Stanley Small Cap Growth Portfolio‡	494,386	9,759,035
EQ/T. Rowe Price Growth Stock Portfolio‡	76,387	6,266,888
EQ/Value Equity Portfolio‡	494,663	12,670,104

Total Equity		484,455,819

Fixed Income (59.7%)
1290 Diversified Bond Fund‡	2,209,991	23,867,908
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,864,038	50,179,175
1290 VT High Yield Bond Portfolio‡	1,237,613	12,456,776
EQ/Core Bond Index Portfolio‡	16,358,708	169,190,051
EQ/Core Plus Bond Portfolio‡	10,370,626	43,408,317
EQ/Intermediate Government Bond Portfolio‡	19,522,642	205,732,636
EQ/Long-Term Bond Portfolio‡	91,486	887,067
EQ/PIMCO Ultra Short Bond Portfolio‡	10,543,338	104,295,580
EQ/Quality Bond PLUS Portfolio‡	4,994,322	43,637,561
Multimanager Core Bond Portfolio‡	6,633,657	66,205,171

Total Fixed Income		719,860,242

Total Investments in Securities (99.9%) (Cost $959,340,175)		1,204,316,061
Other Assets Less Liabilities (0.1%)		740,672

Net Assets (100%)		$1,205,056,733

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

1

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	2,542,298	14,222,244	168,348	(4,201,137)	603,900	1,706,110	12,499,465	—	—
1290 VT GAMCO Small Company Value Portfolio	89,523	7,428,681	99,543	(1,974,756)	1,247,835	(158,630)	6,642,673	—	—
1290 VT Micro Cap Portfolio	356,941	5,936,239	68,806	(1,226,381)	289,102	452,985	5,520,751	—	—
1290 VT Small Cap Value Portfolio	427,529	5,858,758	84,174	(1,725,569)	57,466	1,511,209	5,786,038	—	—
ATM International Managed Volatility Portfolio	3,718,364	47,768,902	650,693	(7,825,731)	892,528	2,698,740	44,185,132	—	—
ATM Large Cap Managed Volatility Portfolio	7,359,220	131,597,732	1,771,672	(25,496,718)	3,988,643	14,962,214	126,823,543	—	—
ATM Mid Cap Managed Volatility Portfolio	3,326,627	29,644,448	458,938	(3,455,848)	(58,437)	4,450,690	31,039,791	—	—
ATM Small Cap Managed Volatility Portfolio	2,092,399	33,883,754	505,042	(7,353,411)	1,624,032	2,289,676	30,949,093	—	—
EQ/AB Small Cap Growth Portfolio	580,505	15,779,093	195,066	(3,539,734)	862,878	701,780	13,999,083	—	—
EQ/American Century Mid Cap Value Portfolio	236,719	6,307,983	26,720	(988,597)	109,370	837,737	6,293,213	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	230,346	4,363,773	68,805	(726,381)	210,008	454,354	4,370,559	—	—
EQ/Global Equity Managed Volatility Portfolio	762,033	16,508,883	252,523	(2,176,706)	882,346	737,130	16,204,176	—	—
EQ/International Core Managed Volatility Portfolio	876,715	11,462,677	168,346	(1,401,137)	493,636	336,449	11,059,971	—	—
EQ/International Equity Index Portfolio	170,668	1,805,378	—	(100,000)	20,711	130,014	1,856,103	—	—
EQ/International Value Managed Volatility Portfolio	970,966	14,506,556	221,786	(1,528,330)	211,089	993,863	14,404,964	—	—
EQ/Janus Enterprise Portfolio*	443,284	14,900,520	53,437	(4,627,193)	487,401	723,969	11,538,134	—	—
EQ/JPMorgan Value Opportunities Portfolio	508,890	15,057,385	168,347	(5,501,137)	1,878,699	340,658	11,943,952	—	—
EQ/Large Cap Core Managed Volatility Portfolio	2,218,243	30,879,392	436,238	(5,927,030)	1,711,692	2,732,084	29,832,376	—	—
EQ/Large Cap Growth Index Portfolio	116,197	2,504,683	—	—	—	349,136	2,853,819	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	427,438	18,812,663	283,259	(1,525,081)	131,346	2,380,143	20,082,330	—	—
EQ/Large Cap Value Managed Volatility Portfolio	939,586	23,030,797	294,609	(7,064,490)	2,689,322	649,007	19,599,245	—	—

See Notes to Portfolio of Investments.

2

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio*	860,113	10,258,262	152,979	(901,949)	76,738	1,021,297	10,607,327	—	—
EQ/MFS International Growth Portfolio	1,957,282	19,615,188	298,628	(3,074,269)	661,715	166,792	17,668,054	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	494,386	10,617,652	137,611	(2,452,762)	630,197	826,337	9,759,035	—	—
EQ/T. Rowe Price Growth Stock Portfolio	76,387	6,071,667	84,173	(475,569)	175,486	411,131	6,266,888	—	—
EQ/Value Equity Portfolio(a)	494,663	13,863,968	199,084	(3,549,512)	1,585,489	571,075	12,670,104	—	—
Fixed Income
1290 Diversified Bond Fund	2,209,991	—	24,467,265	—	—	(599,357)	23,867,908	564,947	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,864,038	48,065,230	5,402,598	(3,302,509)	115	13,741	50,179,175	—	—
1290 VT High Yield Bond Portfolio	1,237,613	12,047,201	968,347	(951,137)	1,237	391,128	12,456,776	—	—
EQ/Core Bond Index Portfolio	16,358,708	189,376,815	12,390,338	(30,210,928)	(297,655)	(2,068,519)	169,190,051	—	—
EQ/Core Plus Bond Portfolio(aa)	10,370,626	—	24,000,000	—	—	(3,413,337)	43,408,317	—	—
EQ/Global Bond PLUS Portfolio(aa)	—	17,998,362	3,614,757	(1,046,998)	(773)	2,256,306	—	179,584	535,974
EQ/Intermediate Government Bond Portfolio	19,522,642	236,951,482	10,144,676	(38,563,779)	347,882	(3,147,625)	205,732,636	—	—
EQ/Long-Term Bond Portfolio	91,486	—	888,001	—	—	(934)	887,067	—	—
EQ/PIMCO Ultra Short Bond Portfolio	10,543,338	106,024,324	7,015,131	(8,868,234)	(232)	124,591	104,295,580	—	—
EQ/Quality Bond PLUS Portfolio	4,994,322	37,453,511	9,716,269	(2,935,478)	783	(597,524)	43,637,561	—	—
Multimanager Core Bond Portfolio	6,633,657	64,846,406	7,239,387	(4,403,218)	(420)	(1,476,984)	66,205,171	797,467	—

Total		1,225,450,609	112,695,596	(189,101,709)	21,514,129	33,757,436	1,204,316,061	1,541,998	535,974

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $19,527,337 (at a cost of $22,821,654), representing 2,105,674 shares of EQ/Global Bond PLUS Portfolio and 4,596,686 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

3

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$23,867,908	$1,180,448,153	$—	$1,204,316,061

Total Assets	$23,867,908	$1,180,448,153	$—	$1,204,316,061

Total Liabilities	$—	$—	$—	$—

Total	$23,867,908	$1,180,448,153	$—	$1,204,316,061

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,735,747
Aggregate gross unrealized depreciation	(8,929,666)

Net unrealized appreciation	$243,806,081

Federal income tax cost of investments in securities and derivative instruments, if applicable	$960,509,980

See Notes to Portfolio of Investments.

4

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.3%)
1290 VT Equity Income Portfolio‡	18,067,672	$88,831,529
1290 VT GAMCO Small Company Value Portfolio‡	950,668	70,539,924
1290 VT Micro Cap Portfolio‡	3,457,946	53,483,497
1290 VT Small Cap Value Portfolio‡	4,135,379	55,966,830
ATM International Managed Volatility Portfolio‡	36,666,486	435,706,019
ATM Large Cap Managed Volatility Portfolio‡	49,879,783	859,592,612
ATM Mid Cap Managed Volatility Portfolio‡	10,017,908	93,474,180
ATM Small Cap Managed Volatility Portfolio‡	21,657,513	320,340,621
EQ/AB Small Cap Growth Portfolio‡	5,396,337	130,134,479
EQ/American Century Mid Cap Value Portfolio‡	971,649	25,831,422
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,631,839	49,936,181
EQ/Global Equity Managed Volatility Portfolio‡	7,101,411	151,007,261
EQ/International Core Managed Volatility Portfolio‡	8,479,630	106,972,559
EQ/International Equity Index Portfolio‡	780,775	8,491,324
EQ/International Value Managed Volatility Portfolio‡	9,939,277	147,456,218
EQ/Janus Enterprise Portfolio*‡	1,389,593	36,169,371
EQ/JPMorgan Value Opportunities Portfolio‡	3,566,328	83,703,842
EQ/Large Cap Core Managed Volatility Portfolio‡	14,933,283	200,832,512
EQ/Large Cap Growth Index Portfolio‡	511,770	12,569,196
EQ/Large Cap Growth Managed Volatility Portfolio‡	2,729,869	128,257,374
EQ/Large Cap Value Managed Volatility Portfolio‡	6,589,501	137,453,361
EQ/Loomis Sayles Growth Portfolio*‡	5,742,373	70,817,691
EQ/MFS International Growth Portfolio‡	19,252,481	173,788,887
EQ/Morgan Stanley Small Cap Growth Portfolio‡	4,800,131	94,753,262
EQ/T. Rowe Price Growth Stock Portfolio‡	445,934	36,584,906
EQ/Value Equity Portfolio‡	3,494,022	89,494,587

Total Equity		3,662,189,645

Fixed Income (49.6%)
1290 Diversified Bond Fund‡	11,133,291	120,239,543
1290 VT DoubleLine Opportunistic Bond Portfolio‡	24,207,104	249,729,222
1290 VT High Yield Bond Portfolio‡	6,087,308	61,269,732
EQ/Core Bond Index Portfolio‡	81,176,970	839,573,369
EQ/Core Plus Bond Portfolio‡	50,161,265	209,959,935
EQ/Intermediate Government Bond Portfolio‡	99,724,761	1,050,915,018
EQ/Long-Term Bond Portfolio‡	499,671	4,844,901
EQ/PIMCO Ultra Short Bond Portfolio‡	53,234,551	526,600,629
EQ/Quality Bond PLUS Portfolio‡	24,777,692	216,493,479
Multimanager Core Bond Portfolio‡	32,839,239	327,741,923

Total Fixed Income		3,607,367,751

Total Investments in Securities (99.9%) (Cost $5,511,822,795)		7,269,557,396
Other Assets Less Liabilities (0.1%)		4,332,807

Net Assets (100%)		$7,273,890,203

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

1

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	18,067,672	91,547,806	10,607	(18,503,584)	(117,397)	15,894,097	88,831,529	—	—
1290 VT GAMCO Small Company Value Portfolio	950,668	76,964,023	8,486	(17,787,294)	9,006,558	2,348,151	70,539,924	—	—
1290 VT Micro Cap Portfolio	3,457,946	50,909,269	6,364	(3,509,937)	647,064	5,430,737	53,483,497	—	—
1290 VT Small Cap Value Portfolio	4,135,379	55,554,478	6,364	(15,290,471)	3,641,441	12,055,018	55,966,830	—	—
ATM International Managed Volatility Portfolio	36,666,486	451,293,006	50,910	(49,465,364)	5,518,527	28,308,940	435,706,019	—	—
ATM Large Cap Managed Volatility Portfolio	49,879,783	857,847,551	97,576	(124,645,481)	14,361,712	111,931,254	859,592,612	—	—
ATM Mid Cap Managed Volatility Portfolio	10,017,908	91,250,420	10,607	(11,095,184)	(131,865)	13,440,202	93,474,180	—	—
ATM Small Cap Managed Volatility Portfolio	21,657,513	343,404,055	40,304	(62,748,047)	13,460,789	26,183,520	320,340,621	—	—
EQ/AB Small Cap Growth Portfolio	5,396,337	145,509,029	16,969	(29,805,121)	7,914,295	6,499,307	130,134,479	—	—
EQ/American Century Mid Cap Value Portfolio	971,649	35,350,227	2,121	(13,916,290)	1,730,351	2,665,013	25,831,422	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,631,839	53,414,472	6,363	(11,259,937)	2,207,366	5,567,917	49,936,181	—	—
EQ/Global Equity Managed Volatility Portfolio	7,101,411	159,249,637	16,969	(23,855,121)	6,400,599	9,195,177	151,007,261	—	—
EQ/International Core Managed Volatility Portfolio	8,479,630	109,764,357	12,728	(10,830,941)	3,986,391	4,040,024	106,972,559	—	—
EQ/International Equity Index Portfolio	780,775	10,995,593	—	(3,480,534)	1,171,309	(195,044)	8,491,324	—	—
EQ/International Value Managed Volatility Portfolio	9,939,277	146,915,598	16,970	(11,652,455)	(5,914)	12,182,019	147,456,218	—	—
EQ/Janus Enterprise Portfolio*	1,389,593	44,409,311	4,242	(12,032,580)	966,959	2,821,439	36,169,371	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,566,328	101,795,688	10,607	(32,934,118)	10,620,941	4,210,724	83,703,842	—	—
EQ/Large Cap Core Managed Volatility Portfolio	14,933,283	207,522,436	23,333	(36,645,592)	10,230,561	19,701,774	200,832,512	—	—
EQ/Large Cap Growth Index Portfolio	511,770	11,031,482	—	—	—	1,537,714	12,569,196	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	2,729,869	121,264,881	14,849	(9,188,831)	958,916	15,207,559	128,257,374	—	—
EQ/Large Cap Value Managed Volatility Portfolio	6,589,501	155,579,569	16,969	(41,074,588)	14,609,602	8,321,809	137,453,361	—	—

See Notes to Portfolio of Investments.

2

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio*	5,742,373	74,621,674	8,486	(11,087,294)	2,629,599	4,645,226	70,817,691	—	—
EQ/MFS International Growth Portfolio	19,252,481	187,335,420	21,212	(21,679,302)	4,088,733	4,022,824	173,788,887	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	4,800,131	100,391,413	12,728	(19,389,341)	4,918,640	8,819,822	94,753,262	—	—
EQ/T. Rowe Price Growth Stock Portfolio	445,934	42,717,096	4,243	(10,493,647)	5,659,478	(1,302,264)	36,584,906	—	—
EQ/Value Equity Portfolio(a)	3,494,022	89,761,066	10,606	(14,764,651)	5,599,397	8,888,169	89,494,587	—	—
Fixed Income
1290 Diversified Bond Fund	11,133,291	—	123,266,761	—	—	(3,027,218)	120,239,543	2,858,852	—
1290 VT DoubleLine Opportunistic Bond Portfolio	24,207,104	234,776,995	29,829,697	(14,919,662)	(1,211)	43,403	249,729,222	—	—
1290 VT High Yield Bond Portfolio	6,087,308	60,287,735	2,756,364	(3,740,471)	(1,238)	1,967,342	61,269,732	—	—
EQ/Core Bond Index Portfolio	81,176,970	928,054,918	60,708,510	(137,548,545)	(2,298,673)	(9,342,841)	839,573,369	—	—
EQ/Core Plus Bond Portfolio(aa)	50,161,265	—	118,400,001	—	—	(16,053,772)	209,959,935	—	—
EQ/Global Bond PLUS Portfolio(aa)	—	88,688,351	12,082,343	(3,825,286)	(27,170)	10,695,468	—	846,413	2,526,140
EQ/Intermediate Government Bond Portfolio	99,724,761	1,183,968,741	58,136,248	(177,003,857)	1,076,275	(15,262,389)	1,050,915,018	—	—
EQ/Long-Term Bond Portfolio	499,671	—	4,850,000	—	—	(5,099)	4,844,901	—	—
EQ/PIMCO Ultra Short Bond Portfolio	53,234,551	522,014,032	42,963,637	(38,989,705)	(5,936)	618,601	526,600,629	—	—
EQ/Quality Bond PLUS Portfolio	24,777,692	187,101,008	45,875,454	(13,578,682)	(2,611)	(2,901,690)	216,493,479	—	—
Multimanager Core Bond Portfolio	32,839,239	316,194,784	38,834,724	(20,137,490)	1,450	(7,151,545)	327,741,923	3,928,635	—

Total		7,337,486,121	538,134,352	(1,026,879,403)	128,814,938	292,001,388	7,269,557,396	7,633,900	2,526,140

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $92,035,848 (at a cost of $107,613,706), representing 9,924,419 shares of EQ/Global Bond PLUS Portfolio and 21,665,006 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

3

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$120,239,543	$7,149,317,853	$—	$7,269,557,396

Total Assets	$120,239,543	$7,149,317,853	$—	$7,269,557,396

Total Liabilities	$—	$—	$—	$—

Total	$120,239,543	$7,149,317,853	$—	$7,269,557,396

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,783,078,990
Aggregate gross unrealized depreciation	(48,147,225)

Net unrealized appreciation	$1,734,931,765

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,534,625,631

See Notes to Portfolio of Investments.

4

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.8%)
1290 VT Equity Income Portfolio‡	31,456,093	$154,657,048
1290 VT GAMCO Small Company Value Portfolio‡	2,075,621	154,011,830
1290 VT Micro Cap Portfolio‡	6,357,603	98,332,025
1290 VT Small Cap Value Portfolio‡	7,707,027	104,304,311
ATM International Managed Volatility Portfolio‡	61,019,052	725,086,339
ATM Large Cap Managed Volatility Portfolio‡	84,928,554	1,463,598,138
ATM Mid Cap Managed Volatility Portfolio‡	10,965,673	102,317,499
ATM Small Cap Managed Volatility Portfolio‡	45,728,708	676,382,490
EQ/AB Small Cap Growth Portfolio‡	12,065,674	290,967,772
EQ/American Century Mid Cap Value Portfolio‡	984,208	26,165,314
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,466,616	103,722,868
EQ/Global Equity Managed Volatility Portfolio‡	12,908,775	274,497,371
EQ/International Core Managed Volatility Portfolio‡	13,872,441	175,004,167
EQ/International Equity Index Portfolio‡	685,063	7,450,401
EQ/International Value Managed Volatility Portfolio‡	13,366,968	198,308,439
EQ/Janus Enterprise Portfolio*‡	1,720,942	44,793,986
EQ/JPMorgan Value Opportunities Portfolio‡	6,486,103	152,232,706
EQ/Large Cap Core Managed Volatility Portfolio‡	28,232,395	379,687,636
EQ/Large Cap Growth Index Portfolio‡	712,182	17,491,354
EQ/Large Cap Growth Managed Volatility Portfolio‡	4,295,479	201,814,414
EQ/Large Cap Value Managed Volatility Portfolio‡	12,256,936	255,672,942
EQ/Loomis Sayles Growth Portfolio*‡	9,867,160	121,686,542
EQ/MFS International Growth Portfolio‡	33,576,914	303,093,128
EQ/Morgan Stanley Small Cap Growth Portfolio‡	10,363,934	204,581,196
EQ/T. Rowe Price Growth Stock Portfolio‡	832,883	68,330,559
EQ/Value Equity Portfolio‡	6,208,124	159,012,599

Total Equity		6,463,203,074

Fixed Income (29.2%)
1290 Diversified Bond Fund‡	7,844,305	84,718,490
1290 VT DoubleLine Opportunistic Bond Portfolio‡	18,043,903	186,147,419
1290 VT High Yield Bond Portfolio‡	4,520,850	45,503,083
EQ/Core Bond Index Portfolio‡	62,923,395	650,785,651
EQ/Core Plus Bond Portfolio‡	26,628,926	111,460,657
EQ/Intermediate Government Bond Portfolio‡	75,218,968	792,669,170
EQ/Long-Term Bond Portfolio‡	432,705	4,195,585
EQ/PIMCO Ultra Short Bond Portfolio‡	39,178,713	387,559,108
EQ/Quality Bond PLUS Portfolio‡	18,375,795	160,557,316
Multimanager Core Bond Portfolio‡	24,401,053	243,527,200

Total Fixed Income		2,667,123,679

Total Investments in Securities (100.0%) (Cost $6,121,929,507)		9,130,326,753
Other Assets Less Liabilities (0.0%)		4,415,096

Net Assets (100%)		$9,134,741,849

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

1

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	31,456,093	141,452,496	—	(12,127,190)	934,521	24,397,221	154,657,048	—	—
1290 VT GAMCO Small Company Value Portfolio	2,075,621	183,743,904	—	(56,290,352)	27,642,425	(1,084,147)	154,011,830	—	—
1290 VT Micro Cap Portfolio	6,357,603	95,097,240	—	(8,195,353)	1,525,532	9,904,606	98,332,025	—	—
1290 VT Small Cap Value Portfolio	7,707,027	98,892,117	—	(24,387,344)	4,953,704	24,845,834	104,304,311	—	—
ATM International Managed Volatility Portfolio	61,019,052	738,572,016	—	(69,288,246)	7,777,629	48,024,940	725,086,339	—	—
ATM Large Cap Managed Volatility Portfolio	84,928,554	1,402,637,880	—	(148,394,654)	17,227,145	192,127,767	1,463,598,138	—	—
ATM Mid Cap Managed Volatility Portfolio	10,965,673	103,421,242	—	(16,048,008)	(44,659)	14,988,924	102,317,499	—	—
ATM Small Cap Managed Volatility Portfolio	45,728,708	702,543,102	—	(108,074,771)	20,382,403	61,531,756	676,382,490	—	—
EQ/AB Small Cap Growth Portfolio	12,065,674	326,678,831	—	(67,735,860)	19,086,182	12,938,619	290,967,772	—	—
EQ/American Century Mid Cap Value Portfolio	984,208	33,130,372	—	(11,421,171)	2,499,232	1,956,881	26,165,314	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,466,616	108,608,599	—	(20,895,354)	3,016,003	12,993,620	103,722,868	—	—
EQ/Global Equity Managed Volatility Portfolio	12,908,775	273,788,439	—	(26,390,861)	5,255,977	21,843,816	274,497,371	—	—
EQ/International Core Managed Volatility Portfolio	13,872,441	178,935,876	—	(17,074,687)	6,349,081	6,793,897	175,004,167	—	—
EQ/International Equity Index Portfolio	685,063	7,584,200	—	(726,328)	385,501	207,028	7,450,401	—	—
EQ/International Value Managed Volatility Portfolio	13,366,968	199,039,168	—	(17,448,715)	(56,903)	16,774,889	198,308,439	—	—
EQ/Janus Enterprise Portfolio*	1,720,942	56,262,924	—	(16,342,343)	1,476,092	3,397,313	44,793,986	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,486,103	169,209,524	—	(44,327,188)	14,063,009	13,287,361	152,232,706	—	—
EQ/Large Cap Core Managed Volatility Portfolio	28,232,395	363,398,966	—	(38,491,367)	4,099,887	50,680,150	379,687,636	—	—
EQ/Large Cap Growth Index Portfolio	712,182	19,470,623	—	(5,000,001)	3,132,708	(111,976)	17,491,354	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	4,295,479	193,780,837	—	(17,511,680)	1,707,684	23,837,573	201,814,414	—	—
EQ/Large Cap Value Managed Volatility Portfolio	12,256,936	256,686,804	—	(41,127,698)	14,855,312	25,258,524	255,672,942	—	—

See Notes to Portfolio of Investments.

2

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio*	9,867,160	118,036,765	—	(8,921,680)	832,445	11,739,012	121,686,542	—	—
EQ/MFS International Growth Portfolio	33,576,914	323,128,329	—	(34,112,187)	5,907,943	8,169,043	303,093,128	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	10,363,934	215,925,221	—	(41,311,878)	10,650,201	19,317,652	204,581,196	—	—
EQ/T. Rowe Price Growth Stock Portfolio	832,883	67,230,823	—	(5,353,007)	2,363,305	4,089,438	68,330,559	—	—
EQ/Value Equity Portfolio(a)	6,208,124	153,099,847	—	(19,216,678)	6,077,787	19,051,643	159,012,599	—	—
Fixed Income
1290 Diversified Bond Fund	7,844,305	—	86,785,643	—	—	(2,067,153)	84,718,490	2,082,362	—
1290 VT DoubleLine Opportunistic Bond Portfolio	18,043,903	168,507,951	29,700,000	(12,095,706)	272	34,902	186,147,419	—	—
1290 VT High Yield Bond Portfolio	4,520,850	38,930,705	8,699,999	(3,568,672)	(1,808)	1,442,859	45,503,083	—	—
EQ/Core Bond Index Portfolio	62,923,395	687,209,224	74,900,001	(102,486,336)	(1,104,594)	(7,732,644)	650,785,651	—	—
EQ/Core Plus Bond Portfolio(aa)	26,628,926	—	98,450,001	—	—	71,783	111,460,657	—	—
EQ/Global Bond PLUS Portfolio(aa)	—	12,859,297	463,503	—	—	(383,927)	—	116,326	347,178
EQ/Intermediate Government Bond Portfolio	75,218,968	873,439,808	64,700,000	(134,878,243)	298,774	(10,891,169)	792,669,170	—	—
EQ/Long-Term Bond Portfolio	432,705	—	4,200,000	—	—	(4,415)	4,195,585	—	—
EQ/PIMCO Ultra Short Bond Portfolio	39,178,713	373,996,823	45,300,000	(32,172,967)	(972)	436,224	387,559,108	—	—
EQ/Quality Bond PLUS Portfolio	18,375,795	144,735,567	30,400,001	(12,490,352)	(15,231)	(2,072,669)	160,557,316	—	—
Multimanager Core Bond Portfolio	24,401,053	227,507,486	37,291,607	(16,027,542)	3,529	(5,247,880)	243,527,200	2,886,997	—

Total		9,057,543,006	480,890,755	(1,189,934,419)	181,280,116	600,547,295	9,130,326,753	5,085,685	347,178

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $12,648,865 (at a cost of $12,938,873), representing 1,363,954 shares of EQ/Global Bond PLUS Portfolio and 2,977,512 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

3

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$84,718,490	$9,045,608,263	$—	$9,130,326,753

Total Assets	$84,718,490	$9,045,608,263	$—	$9,130,326,753

Total Liabilities	$—	$—	$—	$—

Total	$84,718,490	$9,045,608,263	$—	$9,130,326,753

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,959,909,488
Aggregate gross unrealized depreciation	(18,874,086)

Net unrealized appreciation	$2,941,035,402

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,189,291,351

See Notes to Portfolio of Investments.

4

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.4%)
1290 VT Equity Income Portfolio‡	17,306,400	$85,088,657
1290 VT GAMCO Small Company Value Portfolio‡	1,160,149	86,083,482
1290 VT Micro Cap Portfolio‡	2,828,148	43,742,508
1290 VT Small Cap Value Portfolio‡	2,903,516	39,295,209
ATM International Managed Volatility Portfolio‡	31,356,809	372,611,399
ATM Large Cap Managed Volatility Portfolio‡	46,740,411	805,490,919
ATM Mid Cap Managed Volatility Portfolio‡	6,047,520	56,427,647
ATM Small Cap Managed Volatility Portfolio‡	22,222,361	328,695,401
EQ/AB Small Cap Growth Portfolio‡	5,357,077	129,187,710
EQ/American Century Mid Cap Value Portfolio‡	416,582	11,074,886
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,740,087	51,990,058
EQ/Global Equity Managed Volatility Portfolio‡	7,223,618	153,605,913
EQ/International Core Managed Volatility Portfolio‡	6,637,817	83,737,655
EQ/International Equity Index Portfolio‡	677,155	7,364,396
EQ/International Value Managed Volatility Portfolio‡	7,157,298	106,183,586
EQ/Janus Enterprise Portfolio*‡	659,113	17,155,890
EQ/JPMorgan Value Opportunities Portfolio‡	2,989,014	70,153,932
EQ/Large Cap Core Managed Volatility Portfolio‡	15,267,611	205,328,782
EQ/Large Cap Growth Index Portfolio‡	379,033	9,309,132
EQ/Large Cap Growth Managed Volatility Portfolio‡	2,848,227	133,818,211
EQ/Large Cap Value Managed Volatility Portfolio‡	7,235,406	150,926,585
EQ/Loomis Sayles Growth Portfolio*‡	6,053,923	74,659,874
EQ/MFS International Growth Portfolio‡	18,283,454	165,041,652
EQ/Morgan Stanley Small Cap Growth Portfolio‡	4,854,480	95,826,097
EQ/T. Rowe Price Growth Stock Portfolio‡	284,991	23,380,985
EQ/Value Equity Portfolio‡	3,542,283	90,730,737

Total Equity		3,396,911,303

Fixed Income (8.6%)
1290 Diversified Bond Fund‡	1,031,198	11,136,933
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,252,230	23,234,813
1290 VT High Yield Bond Portfolio‡	555,513	5,591,324
EQ/Core Bond Index Portfolio‡	7,584,730	78,445,123
EQ/Core Plus Bond Portfolio‡	3,660,756	15,322,819
EQ/Intermediate Government Bond Portfolio‡	9,350,797	98,540,155
EQ/Long-Term Bond Portfolio‡	66,966	649,317
EQ/PIMCO Ultra Short Bond Portfolio‡	4,031,985	39,884,728
EQ/Quality Bond PLUS Portfolio‡	2,202,402	19,243,342
Multimanager Core Bond Portfolio‡	2,901,281	28,955,343

Total Fixed Income		321,003,897

Total Investments in Securities (100.0%) (Cost $2,251,538,178)		3,717,915,200
Other Assets Less Liabilities (0.0%)		1,363,811

Net Assets (100%)		$3,719,279,011

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

1

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	17,306,400	77,069,461	44,454	(5,865,714)	455,093	13,385,363	85,088,657	—	—
1290 VT GAMCO Small Company Value Portfolio	1,160,149	82,026,980	40,945	(9,236,315)	4,653,310	8,598,562	86,083,482	—	—
1290 VT Micro Cap Portfolio	2,828,148	42,251,345	28,481	(3,609,735)	663,614	4,408,803	43,742,508	—	—
1290 VT Small Cap Value Portfolio	2,903,516	32,495,873	24,971	(3,330,335)	392,092	9,712,608	39,295,209	—	—
ATM International Managed Volatility Portfolio	31,356,809	372,086,557	213,271	(28,254,216)	2,755,842	25,809,945	372,611,399	—	—
ATM Large Cap Managed Volatility Portfolio	46,740,411	751,897,131	409,989	(59,819,214)	6,782,168	106,220,845	805,490,919	—	—
ATM Mid Cap Managed Volatility Portfolio	6,047,520	54,525,462	30,461	(6,025,292)	55,733	7,841,283	56,427,647	—	—
ATM Small Cap Managed Volatility Portfolio	22,222,361	314,955,673	169,356	(23,844,567)	2,621,056	34,793,883	328,695,401	—	—
EQ/AB Small Cap Growth Portfolio	5,357,077	130,570,987	80,403	(14,585,962)	1,658,659	11,463,623	129,187,710	—	—
EQ/American Century Mid Cap Value Portfolio	416,582	10,082,477	4,499	(537,178)	42,103	1,482,985	11,074,886	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,740,087	51,878,417	28,977	(7,738,624)	1,173,214	6,648,074	51,990,058	—	—
EQ/Global Equity Managed Volatility Portfolio	7,223,618	148,122,287	70,911	(9,582,717)	979,574	14,015,858	153,605,913	—	—
EQ/International Core Managed Volatility Portfolio	6,637,817	83,708,276	45,940	(6,252,382)	1,697,144	4,538,677	83,737,655	—	—
EQ/International Equity Index Portfolio	677,155	7,423,418	2,476	(644,446)	319,009	263,939	7,364,396	—	—
EQ/International Value Managed Volatility Portfolio	7,157,298	105,411,687	65,464	(8,164,936)	(21,035)	8,892,406	106,183,586	—	—
EQ/Janus Enterprise Portfolio*	659,113	16,488,020	8,998	(1,074,356)	118,544	1,614,684	17,155,890	—	—
EQ/JPMorgan Value Opportunities Portfolio	2,989,014	65,191,262	43,958	(5,736,825)	1,713,469	8,942,068	70,153,932	—	—
EQ/Large Cap Core Managed Volatility Portfolio	15,267,611	190,392,961	105,377	(14,466,298)	1,733,545	27,563,197	205,328,782	—	—
EQ/Large Cap Growth Index Portfolio	379,033	8,170,254	—	—	—	1,138,878	9,309,132	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	2,848,227	128,457,039	75,410	(11,619,895)	1,098,485	15,807,172	133,818,211	—	—
EQ/Large Cap Value Managed Volatility Portfolio	7,235,406	146,072,115	79,911	(17,657,073)	3,473,253	18,958,379	150,926,585	—	—

See Notes to Portfolio of Investments.

2

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio*	6,053,923	73,379,978	35,952	(6,420,248)	920,787	6,743,405	74,659,874	—	—
EQ/MFS International Growth Portfolio	18,283,454	172,521,850	89,362	(15,183,143)	1,808,335	5,805,248	165,041,652	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	4,854,480	101,266,906	57,457	(19,448,359)	4,921,773	9,028,320	95,826,097	—	—
EQ/T. Rowe Price Growth Stock Portfolio	284,991	23,637,488	19,483	(2,535,379)	1,197,479	1,061,914	23,380,985	—	—
EQ/Value Equity Portfolio(a)	3,542,283	89,773,929	46,433	(13,731,271)	4,981,883	9,659,763	90,730,737	—	—
Fixed Income 1290 Diversified Bond Fund	1,031,198	—	11,422,754	—	—	(285,821)	11,136,933	268,333	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,252,230	23,058,359	1,913,994	(1,740,423)	845	2,038	23,234,813	—	—
1290 VT High Yield Bond Portfolio	555,513	4,713,925	700,000	—	—	177,399	5,591,324	—	—
EQ/Core Bond Index Portfolio	7,584,730	81,662,414	8,949,645	(11,122,365)	(116,374)	(928,197)	78,445,123	—	—
EQ/Core Plus Bond Portfolio	3,660,756	—	15,299,999	—	—	22,820	15,322,819	—	—
EQ/Intermediate Government Bond Portfolio	9,350,797	107,250,630	7,562,211	(14,976,667)	40,706	(1,336,725)	98,540,155	—	—
EQ/Long-Term Bond Portfolio	66,966	—	650,000	—	—	(683)	649,317	—	—
EQ/PIMCO Ultra Short Bond Portfolio	4,031,985	36,118,325	7,174,971	(3,450,335)	(516)	42,283	39,884,728	—	—
EQ/Quality Bond PLUS Portfolio	2,202,402	15,568,633	5,109,494	(1,203,245)	615	(232,155)	19,243,342	—	—
Multimanager Core Bond Portfolio	2,901,281	26,226,822	5,215,812	(1,869,312)	193	(618,172)	28,955,343	348,330	—

Total		3,574,456,941	65,821,819	(329,726,827)	46,120,598	361,242,669	3,717,915,200	616,663	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

3

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$11,136,933	$3,706,778,267	$—	$3,717,915,200

Total Assets	$11,136,933	$3,706,778,267	$—	$3,717,915,200

Total Liabilities	$—	$—	$—	$—

Total	$11,136,933	$3,706,778,267	$—	$3,717,915,200

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,438,131,286
Aggregate gross unrealized depreciation	(2,004,562)

Net unrealized appreciation	$1,436,126,724

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,281,788,476

See Notes to Portfolio of Investments.

4

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.5%)
Affirm Asset Securitization Trust,
Series 2021-B A 1.030%, 8/17/26§	$340,000	$340,387
American Credit Acceptance Receivables Trust,
Series 2020-2 B 2.480%, 9/13/24§	100,000	100,724
Series 2020-4 C 1.310%, 12/14/26§	115,000	115,892
Series 2021-3 B 0.660%, 2/13/26§	330,000	330,503
Series 2021-3 C 0.980%, 11/15/27§	710,000	709,223
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A3 1.110%, 8/19/24	389,868	391,272
Series 2020-2 B 0.970%, 2/18/26	15,000	15,081
Series 2020-3 C 1.060%, 8/18/26	35,000	35,207
Series 2021-2 B 0.690%, 1/19/27	190,000	189,663
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	465,000	464,242
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	700,000	699,004
Carmax Auto Owner Trust,
Series 2020-1 A2 1.870%, 4/17/23	5,658	5,664
CarMax Auto Owner Trust,
Series 2021-3 A3 0.550%, 6/15/26	1,170,000	1,169,842
Series 2021-4 A3 0.560%, 9/15/26	560,000	558,520
Carvana Auto Receivables Trust,
Series 2021-N2 B 0.750%, 3/10/28	110,000	109,697
Series 2021-P3 A3 0.700%, 11/10/26	665,000	663,395
CNH Equipment Trust,
Series 2020-A A2 1.080%, 7/17/23	18,670	18,672
Series 2020-A A3 1.160%, 6/16/25	65,000	65,538
Commonbond Student Loan Trust,
Series 2021-BGS A 1.170%, 9/25/51§	610,000	609,878
Credit Acceptance Auto Loan Trust,
Series 2020-1A A 2.010%, 2/15/29§	625,000	634,005
Series 2021-3A A 1.000%, 5/15/30§	250,000	250,180
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	380,000	380,453
Drive Auto Receivables Trust,
Series 2021-1 B 0.650%, 7/15/25	195,000	195,525
Series 2021-2 B 0.580%, 12/15/25	585,000	585,191
DT Auto Owner Trust,
Series 2020-2A A 1.140%, 1/16/24§	10,389	10,412
Series 2020-2A C 3.280%, 3/16/26§	80,000	83,350
Series 2021-1A B 0.620%, 9/15/25§	40,000	39,970
Series 2021-2A B 0.810%, 1/15/27§	145,000	145,394
Series 2021-3A A 0.330%, 4/15/25§	1,501,572	1,501,172
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	780,000	778,827
Exeter Automobile Receivables Trust,
Series 2020-2A C 3.280%, 5/15/25§	110,000	112,861
Series 2021-1A B 0.500%, 2/18/25	60,000	60,040
Series 2021-2A B 0.570%, 9/15/25	170,000	170,146
Series 2021-3A B 0.690%, 1/15/26	635,000	634,990
First Investors Auto Owner Trust,
Series 2019-2A A 2.210%, 9/16/24§	62,362	62,620
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	60,000	62,343
Series 2020-4 C 1.280%, 2/16/27§	65,000	65,361
Series 2021-1 B 0.680%, 2/16/27§	100,000	99,650
Series 2021-2 B 0.930%, 6/15/27§	145,000	145,485
Series 2021-3 B 0.950%, 7/15/27§	1,065,000	1,064,637
Ford Credit Auto Owner Trust,
Series 2020-A A3 1.040%, 8/15/24	95,721	96,247
Series 2021-1 A 1.370%, 10/17/33§	275,000	276,336
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A3 0.810%, 5/15/26§	895,000	894,460
FREED ABS Trust,
Series 2021-3FP A 0.620%, 11/20/28§	250,000	249,996
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	55,000	55,271
Series 2021-1A B 0.820%, 4/15/25§	145,000	145,446
Series 2021-3A B 0.780%, 11/17/25§	430,000	429,408

See Notes to Portfolio of Investments.

1

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
GLS Auto Receivables Trust,
Series 2021-2A B 0.770%, 9/15/25§	$335,000	$334,891
GM Financial Automobile Leasing Trust,
Series 2021-3 A3 0.390%, 10/21/24	1,510,000	1,508,395
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	48,068	48,475
Series 2020-1 A3 1.840%, 9/16/24	68,400	69,035
Series 2021-2 A2 0.270%, 6/17/24	339,773	339,895
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	194,981
Harley-Davidson Motorcycle Trust,
Series 2021-B A2 0.240%, 12/16/24	375,000	374,881
Series 2021-B A3 0.560%, 11/16/26	750,000	749,258
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	70,000	71,253
Series 2020-2 A2 0.740%, 11/15/22	19,174	19,184
Series 2020-2 A3 0.820%, 7/15/24	115,000	115,593
Hyundai Auto Receivables Trust,
Series 2021-B A2 0.240%, 5/15/24	1,170,000	1,170,566
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	510,000	509,960
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	675,000	673,711
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	140,896	143,226
Series 2021-EA A 0.970%, 12/16/69§	1,468,591	1,464,026
NextGear Floorplan Master Owner Trust,
Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,218,091
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	91,337	92,182
Onemain Financial Issuance Trust,
Series 2018-1A A 3.300%, 3/14/29§	143,635	144,030
Prestige Auto Receivables Trust,
Series 2020-1A C 1.310%, 11/16/26§	260,000	261,570
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	52,073
Santander Drive Auto Receivables Trust,
Series 2019-2 C 2.900%, 10/15/24	426,077	429,120
Series 2020-2 B 0.960%, 11/15/24	20,000	20,058
Series 2020-4 C 1.010%, 1/15/26	40,000	40,267
Series 2021-2 C 0.900%, 6/15/26	235,000	235,730
Series 2021-3 B 0.600%, 12/15/25	770,000	770,704
Series 2021-3 C 0.950%, 9/15/27	635,000	634,094
Santander Retail Auto Lease Trust,
Series 2021-C A2 0.290%, 1/22/24§	565,000	565,028
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	425,000	425,370
SoFi Professional Loan Program LLC,
Series 2016-A A2 2.760%, 12/26/36§	74,281	74,836
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	120,000	123,200
TICP CLO XI Ltd.,
Series 2018-11A E 6.134%, 10/20/31(l)§	595,000	585,666
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58(l)§	2,120,000	2,278,220
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	111,472
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	60,000	60,543
Series 2021-C A3 0.430%, 1/15/26	745,000	743,790
United Auto Credit Securitization Trust,
Series 2020-1 B 1.470%, 11/10/22§	63,734	63,766
Westlake Automobile Receivables Trust,
Series 2020-2A A2A 0.930%, 2/15/24§	76,553	76,692
Series 2020-2A C 2.010%, 7/15/25§	195,000	198,635
Series 2020-3A C 1.240%, 11/17/25§	35,000	35,296

See Notes to Portfolio of Investments.

2

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-1A B 0.640%, 3/16/26§	$190,000	$190,332
Series 2021-2A B 0.620%, 7/15/26§	240,000	239,134
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	29,819	30,097
Series 2021-C A2 0.220%, 9/16/24	875,000	874,495
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	300,000	298,803

Total Asset-Backed Securities		34,482,804

Commercial Mortgage-Backed Securities (3.0%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	251,781
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	677,230
Series 2021-BN36 A5 2.470%, 9/15/64	1,045,000	1,073,416
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54(l)	1,550,000	1,558,986
Series 2021-B29 A5 2.388%, 9/15/54	695,000	709,021
CIM Retail Portfolio Trust,
Series 2021-RETL A 1.484%, 8/15/36(l)§	125,000	125,196
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A 1.064%, 5/15/36(l)§	2,500,000	2,501,563
CSMC Trust,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	285,698
DROP Mortgage Trust,
Series 2021-FILE A 1.234%, 4/15/26(l)§	420,000	420,393
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	254,561
Series K-F107 AS 0.300%, 3/25/28(l)	1,300,000	1,304,575
FREMF Mortgage Trust,
Series 2015-K48 B 3.765%, 8/25/48(l)§	3,000,000	3,234,098
GS Mortgage Securities Corp. II,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	309,632
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C 4.901%, 6/15/51(l)	1,190,000	1,289,406
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11 A4 4.297%, 8/15/46(l)	735,000	766,714
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	274,073
Morgan Stanley Capital I, Inc., 2.574%, 9/15/31	1,560,000	1,606,783
Wells Fargo Commercial Mortgage Trust,
Series 2019-C49 D 3.000%, 3/15/52§	4,810,000	4,368,941
Series 2020-C57 A4 2.118%, 8/15/53	355,000	355,403
Series 2020-C58 A4 2.092%, 7/15/53	100,000	99,780
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,561,700

Total Commercial Mortgage-Backed Securities		23,028,950

Convertible Bonds (0.8%)
Communication Services (0.5%)
Media (0.5%)
DISH Network Corp.
3.375%, 8/15/26	3,745,000	3,892,927

Total Communication Services		3,892,927

Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Haemonetics Corp.
(Zero Coupon), 3/1/26§	2,305,000	1,987,705

Total Health Care		1,987,705

Total Convertible Bonds		5,880,632

Corporate Bonds (39.1%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.650%, 6/1/51	1,135,000	1,149,563
CCO Holdings LLC
5.500%, 5/1/26§	124,000	127,569
4.750%, 3/1/30§	112,000	116,600
4.500%, 5/1/32	283,000	290,429
4.500%, 6/1/33§	222,000	225,394
Cincinnati Bell, Inc.
7.000%, 7/15/24§	464,000	471,250
8.000%, 10/15/25§	80,000	83,376
Lumen Technologies, Inc.
5.125%, 12/15/26§	320,000	332,000
5.375%, 6/15/29§	344,000	349,160
Series G 6.875%, 1/15/28	266,000	302,575
Series W 6.750%, 12/1/23	126,000	137,812
NBN Co. Ltd.
2.625%, 5/5/31§	420,000	425,838
Sprint Capital Corp.
8.750%, 3/15/32	177,000	264,413

See Notes to Portfolio of Investments.

3

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Communications, Inc.
2.100%, 3/22/28	$95,000	$96,374
Windstream Escrow LLC
7.750%, 8/15/28§	210,000	219,335
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	300,000	297,819
6.125%, 3/1/28§	264,000	267,638

		5,157,145

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	457,000	472,433
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	266,000	268,971
6.500%, 5/15/27§	200,000	219,500

		960,904

Interactive Media & Services (0.0%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	156,000	153,270

Media (0.6%)
Charter Communications Operating LLC
3.950%, 6/30/62	570,000	549,571
Diamond Sports Group LLC
6.625%, 8/15/27§	436,000	189,660
DISH DBS Corp.
5.875%, 7/15/22	81,000	83,389
Gray Television, Inc.
4.750%, 10/15/30§	246,000	241,134
Mav Acquisition Corp.
8.000%, 8/1/29§	396,000	377,329
Meredith Corp.
6.875%, 2/1/26	337,000	347,026
Midas OpCo Holdings LLC
5.625%, 8/15/29§	284,000	293,335
Nexstar Media, Inc.
5.625%, 7/15/27§	445,000	470,165
Outfront Media Capital LLC
5.000%, 8/15/27§	389,000	398,978
Sinclair Television Group,Inc.
5.500%, 3/1/30§	252,000	249,959
TEGNA, Inc.
5.500%, 9/15/24§	12,000	12,120
4.750%, 3/15/26§	354,000	368,602
5.000%, 9/15/29	152,000	156,188
Univision Communications, Inc.
4.500%, 5/1/29§	167,000	169,505
ViacomCBS, Inc.	170,000	242,675
6.875%, 4/30/36
Videotron Ltd.
3.625%, 6/15/29§	150,000	152,438
Ziggo Bond Co. BV
6.000%, 1/15/27§	170,000	175,950
Ziggo BV
5.500%, 1/15/27§	267,000	276,011

		4,754,035

Wireless Telecommunication Services (0.1%)
Sprint Corp.
7.875%, 9/15/23	184,000	205,620
7.625%, 3/1/26	140,000	169,723
T-Mobile USA, Inc.
3.600%, 11/15/60§	390,000	382,118
Vmed O2 UK Financing I plc
4.750%, 7/15/31§	200,000	203,836

		961,297

Total Communication Services		11,986,651

Consumer Discretionary (3.8%)
Auto Components (0.1%)
Denso Corp.
1.239%, 9/16/26§	565,000	560,395
Icahn Enterprises LP
6.750%, 2/1/24	100,000	101,125
6.375%, 12/15/25	170,000	174,038
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	67,000	69,680

		905,238

Automobiles (0.9%)
BMW US Capital LLC
0.750%, 8/12/24§	1,225,000	1,227,330
Daimler Finance North America LLC
3.350%, 2/22/23§	245,000	254,426
Ford Motor Co.
9.000%, 4/22/25	358,000	429,260
6.625%, 10/1/28	80,000	95,800
9.625%, 4/22/30	154,000	218,054
General Motors Co.
6.800%, 10/1/27	895,000	1,117,604
6.250%, 10/2/43	1,110,000	1,493,138
Hyundai Capital America
0.875%, 6/14/24§	270,000	268,512
3.500%, 11/2/26§	240,000	257,110
2.100%, 9/15/28§	575,000	565,578
Kia Corp.
1.000%, 4/16/24§	200,000	200,302
Nissan Motor Co. Ltd.
4.345%, 9/17/27§	425,000	467,004
Volkswagen Group of America Finance LLC
3.350%, 5/13/25§	315,000	336,652

		6,930,770

Distributors (0.0%)
Univar Solutions USA, Inc.
5.125%, 12/1/27§	277,000	291,196

Diversified Consumer Services (0.0%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	205,850

Hotels, Restaurants & Leisure (1.5%)
1011778 BC ULC
5.750%, 4/15/25§	190,000	199,114
Caesars Entertainment, Inc.
6.250%, 7/1/25§	391,000	411,528
4.625%, 10/15/29§	103,000	104,416
CEC Entertainment LLC
6.750%, 5/1/26§	160,000	160,200
Churchill Downs, Inc.
5.500%, 4/1/27§	211,000	218,913
Dave & Buster’s, Inc.
7.625%, 11/1/25§	403,000	429,932
Everi Holdings, Inc.
5.000%, 7/15/29§	98,000	100,205

See Notes to Portfolio of Investments.

4

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Expedia Group, Inc.
6.250%, 5/1/25§	$290,000	$334,075
Golden Entertainment, Inc.
7.625%, 4/15/26§	230,000	241,797
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	333,000	357,808
IRB Holding Corp.
7.000%, 6/15/25§	218,000	231,352
6.750%, 2/15/26§	186,000	191,115
Life Time, Inc.
5.750%, 1/15/26§	256,000	266,368
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	203,000	197,164
Marriott International, Inc.
Series GG 3.500%, 10/15/32	6,400,000	6,785,660
Powdr Corp.
6.000%, 8/1/25§	91,000	95,322
Station Casinos LLC
4.500%, 2/15/28§	473,000	479,315
Vail Resorts, Inc.
6.250%, 5/15/25§	103,000	108,922
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	314,000	326,617

		11,239,823

Household Durables (0.2%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	523,000	553,072
M.D.C. Holdings, Inc.
3.966%, 8/6/61	640,000	618,400
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	16,000	16,863
Williams Scotsman International, Inc.
4.625%, 8/15/28§	102,000	106,011

		1,294,346

Internet & Direct Marketing Retail (0.2%)
Getty Images, Inc.
9.750%, 3/1/27§	710,000	756,150
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	486,000	523,665
Prosus NV
3.061%, 7/13/31§	525,000	511,875

		1,791,690

Leisure Products (0.3%)
Brunswick Corp.
0.850%, 8/18/24	1,525,000	1,510,384
Hasbro, Inc.
3.550%, 11/19/26	85,000	92,469
Mattel, Inc.
3.750%, 4/1/29§	143,000	149,077
Vista Outdoor, Inc.
4.500%, 3/15/29§	287,000	293,457

		2,045,387

Multiline Retail (0.0%)
Dollar Tree, Inc.
3.700%, 5/15/23	320,000	335,421

Specialty Retail (0.5%)
Ambience Merger Sub, Inc.
7.125%, 7/15/29§	87,000	86,783
Asbury Automotive Group, Inc.
4.750%, 3/1/30	102,000	105,825
AutoNation, Inc.
3.500%, 11/15/24	170,000	181,682
2.400%, 8/1/31	490,000	475,845
eG Global Finance plc
8.500%, 10/30/25§	220,000	229,746
Home Depot, Inc. (The)
1.500%, 9/15/28	585,000	577,473
Ken Garff Automotive LLC
4.875%, 9/15/28§	151,000	154,964
LBM Acquisition LLC
6.250%, 1/15/29§	324,000	323,838
LCM Investments Holdings II LLC
4.875%, 5/1/29§	315,000	322,328
Lowe’s Cos., Inc.
1.700%, 9/15/28	455,000	450,765
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	521,000	547,050
SRS Distribution, Inc.
4.625%, 7/1/28§	232,000	236,686
White Cap Buyer LLC
6.875%, 10/15/28§	292,000	308,790

		4,001,775

Textiles, Apparel & Luxury Goods (0.1%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	391,000	423,013

Total Consumer Discretionary		29,464,509

Consumer Staples (1.4%)
Beverages (0.1%)
Coca-Cola Europacific Partners plc
0.800%, 5/3/24§	505,000	502,779
Primo Water Holdings, Inc.
4.375%, 4/30/29§	203,000	202,529
Triton Water Holdings, Inc.
6.250%, 4/1/29§	182,000	184,730

		890,038

Food & Staples Retailing (0.2%)
CK Hutchison International 21 Ltd.
1.500%, 4/15/26§	265,000	264,918
Performance Food Group, Inc.
6.875%, 5/1/25§	201,000	212,306
United Natural Foods, Inc.
6.750%, 10/15/28§	132,000	142,560
US Foods, Inc.
6.250%, 4/15/25§	265,000	277,309
Walmart, Inc.
2.650%, 9/22/51	390,000	385,537

		1,282,630

Food Products (0.9%)
Archer-Daniels-Midland Co.
2.700%, 9/15/51	780,000	761,526
B&G Foods, Inc.
5.250%, 4/1/25	188,000	192,014
Bunge Ltd. Finance Corp.
3.000%, 9/25/22	170,000	174,075
2.750%, 5/14/31	305,000	307,841

See Notes to Portfolio of Investments.

5

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
J M Smucker Co.
(The) 2.125%, 3/15/32	$450,000	$439,411
JDE Peet’s NV
2.250%, 9/24/31§	175,000	171,404
Kraft Heinz Foods Co.
6.875%, 1/26/39	210,000	309,750
4.375%, 6/1/46	264,000	300,300
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	43,000	43,967
4.875%, 11/1/26§	224,000	228,760
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	249,466
0.750%, 9/24/24§	1,300,000	1,297,106
Nestle Holdings, Inc.
1.875%, 9/14/31§	525,000	517,605
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	142,000	150,165
Post Holdings, Inc.
5.750%, 3/1/27§	290,000	300,150
4.625%, 4/15/30§	117,000	117,612
4.500%, 9/15/31§	396,000	390,840
Sigma Holdco BV
7.875%, 5/15/26§	419,000	413,763
Simmons Foods, Inc.
4.625%, 3/1/29§	214,000	216,397
Viterra Finance BV
2.000%, 4/21/26§	450,000	453,266

		7,035,418

Household Products (0.1%)
Central Garden & Pet Co.
4.125%, 10/15/30	76,000	77,805
Energizer Holdings, Inc.
4.750%, 6/15/28§	204,000	207,017
Spectrum Brands, Inc.
5.750%, 7/15/25	80,000	81,800
5.500%, 7/15/30§	50,000	55,375

		421,997

Personal Products (0.0%)
Prestige Brands, Inc.
3.750%, 4/1/31§	200,000	193,000

Tobacco (0.1%)
BAT Capital Corp.
4.700%, 4/2/27	395,000	445,892
Reynolds American, Inc.
4.850%, 9/15/23	310,000	335,162

		781,054

Total Consumer Staples		10,604,137

Energy (4.7%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	235,000	241,302
Helmerich & Payne, Inc.
2.900%, 9/29/31§	165,000	164,629
Precision Drilling Corp.
7.125%, 1/15/26§	170,000	174,250

		580,181

Oil, Gas & Consumable Fuels (4.6%)
Aethon United BR LP
8.250%, 2/15/26§	158,000	170,640
Antero Resources Corp.
7.625%, 2/1/29§	75,000	83,850
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	222,000	228,938
Blue Racer Midstream LLC
7.625%, 12/15/25§	94,000	101,637
6.625%, 7/15/26§	268,000	278,720
BP Capital Markets America, Inc.
3.001%, 3/17/52	785,000	746,893
BP Capital Markets plc
3.814%, 2/10/24	350,000	375,416
Chevron Corp.
1.141%, 5/11/23	325,000	329,218
Colgate Energy Partners III LLC
5.875%, 7/1/29§	98,000	98,980
Crestwood Midstream Partners LP
5.625%, 5/1/27§	120,000	123,504
6.000%, 2/1/29§	239,000	249,659
CrownRock LP
5.625%, 10/15/25§	465,000	475,463
Delek Logistics Partners LP
6.750%, 5/15/25	450,000	459,000
7.125%, 6/1/28§	200,000	212,500
Diamondback Energy, Inc.
0.900%, 3/24/23	40,000	39,960
4.750%, 5/31/25	315,000	352,406
Enbridge, Inc.
3.400%, 8/1/51	785,000	789,273
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	214,000	219,885
Endeavor Energy Resources LP
6.625%, 7/15/25§	46,000	48,645
Energy Transfer LP
3.600%, 2/1/23	245,000	252,440
7.500%, 7/1/38	170,000	236,102
Genesis Energy LP
5.625%, 6/15/24	90,000	89,325
8.000%, 1/15/27	116,000	117,763
7.750%, 2/1/28	533,000	533,000
Gray Oak Pipeline LLC
2.000%, 9/15/23§	335,000	341,194
Hilcorp Energy I LP
6.250%, 11/1/28§	384,000	397,440
5.750%, 2/1/29§	100,000	102,750
Holly Energy Partners LP
5.000%, 2/1/28§	220,000	223,080
Independence Energy Finance LLC
7.250%, 5/1/26§	186,000	192,045
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	240,274
Marathon Oil Corp.
6.600%, 10/1/37	6,130,000	8,125,748
NuStar Logistics LP
5.750%, 10/1/25	133,000	143,307
6.000%, 6/1/26	80,000	86,400
Occidental Petroleum Corp.
6.625%, 9/1/30	161,000	198,231
6.125%, 1/1/31	93,000	111,600
6.450%, 9/15/36	338,000	424,613

See Notes to Portfolio of Investments.

6

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 6/15/45	$4,765,000	$4,872,212
4.200%, 3/15/48	1,140,000	1,091,550
ONEOK Partners LP
3.375%, 10/1/22	245,000	250,086
ONEOK, Inc.
7.150%, 1/15/51	120,000	173,865
PBF Logistics LP
6.875%, 5/15/23	429,000	418,275
Petroleos Mexicanos
7.690%, 1/23/50	10,140,000	9,539,712
Pioneer Natural Resources Co.
0.550%, 5/15/23	265,000	264,922
Plains All American Pipeline LP
2.850%, 1/31/23	335,000	342,370
Rockcliff Energy II LLC
5.500%, 10/15/29§	113,000	114,412
Southwestern Energy Co.
7.750%, 10/1/27	174,000	187,972
Summit Midstream Holdings LLC
5.500%, 8/15/22	371,000	365,435
Targa Resources Partners LP
5.875%, 4/15/26	361,000	377,020
4.875%, 2/1/31	171,000	184,466
Williams Cos., Inc. (The)
3.600%, 3/15/22	165,000	166,490

		35,548,686

Total Energy		36,128,867

Financials (13.3%)
Banks (6.2%)
ANZ New Zealand Int’l Ltd.
1.900%, 2/13/23§	350,000	357,274
Bank of America Corp.
(SOFR + 1.06%), 2.087%, 6/14/29(k)	905,000	902,208
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.029%, 9/30/27(k)§	1,105,000	1,103,820
Bank of Montreal
0.625%, 7/9/24	1,500,000	1,496,595
Bank of New Zealand
2.000%, 2/21/25§	250,000	256,887
Bank of Nova Scotia (The)
(SOFR + 0.55%), 0.600%, 9/15/23(k)	6,235,000	6,274,853
1.300%, 9/15/26	710,000	704,589
2.150%, 8/1/31	425,000	420,694
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24§	240,000	250,462
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	240,000	257,561
BNP Paribas SA
(SOFR + 2.07%), 2.219%, 6/9/26(k)§	535,000	548,719
(SOFR + 1.22%), 2.159%, 9/15/29(k)§	540,000	535,484
(SOFR + 1.39%), 2.871%, 4/19/32(k)§	340,000	346,266
Canadian Imperial Bank of Commerce
1.150%, 7/8/26§	1,585,000	1,584,943
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24(k)	675,000	687,759
(SOFR + 0.67%), 0.981%, 5/1/25(k)	115,000	115,355
Comerica Bank
2.500%, 7/23/24	250,000	261,979
Commonwealth Bank of Australia
(SOFR + 0.40%), 0.450%, 7/7/25(k)§	7,740,000	7,751,688
1.875%, 9/15/31§	600,000	588,716
Cooperatieve Rabobank UA
3.950%, 11/9/22	250,000	259,533
Credit Agricole SA
(SOFR + 1.68%), 1.907%, 6/16/26(k)§	590,000	599,461
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25(k)§	1,435,000	1,433,555
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.33%), 0.856%, 9/30/25(k)§	1,220,000	1,219,748
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26(k)§	350,000	344,877
HSBC Bank Canada
0.950%, 5/14/23§	350,000	353,154
HSBC Holdings plc
(SOFR + 1.29%), 2.206%, 8/17/29(k)	665,000	659,215
(SOFR + 1.19%), 2.804%, 5/24/32(k)	465,000	472,050
JPMorgan Chase & Co.
(SOFR + 0.58%), 0.969%, 6/23/25(k)	1,205,000	1,206,181
(SOFR + 0.49%), 0.768%, 8/9/25(k)	1,535,000	1,528,022
(SOFR + 1.02%), 2.069%, 6/1/29(k)	540,000	540,865
Lloyds Banking Group plc
4.050%, 8/16/23	350,000	372,379
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 2.309%, 7/20/32(k)	430,000	425,753

See Notes to Portfolio of Investments.

7

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)	$510,000	$501,720
National Bank of Canada
Series FXD 0.750%, 8/6/24	1,580,000	1,574,723
NatWest Markets plc
2.375%, 5/21/23§	350,000	360,747
0.800%, 8/12/24§	320,000	319,257
1.600%, 9/29/26§	810,000	809,328
Nordea Bank Abp
1.500%, 9/30/26§	1,105,000	1,100,433
Royal Bank of Canada
0.650%, 7/29/24	525,000	523,492
1.150%, 6/10/25	670,000	670,474
1.200%, 4/27/26	220,000	218,344
Santander Holdings USA, Inc.
3.450%, 6/2/25	495,000	528,534
Societe Generale SA
2.625%, 1/22/25§	240,000	248,737
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.792%, 6/9/27(k)§	435,000	432,322
Standard Chartered plc
3.950%, 1/11/23§	325,000	336,798
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.678%, 6/29/32(k)§	375,000	372,474
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	1,275,000	1,256,750
Sumitomo Mitsui Trust Bank Ltd.
0.850%, 3/25/24§	320,000	320,524
Toronto-Dominion Bank (The)
0.750%, 9/11/25	160,000	157,855
1.200%, 6/3/26	745,000	741,997
1.250%, 9/10/26	1,035,000	1,026,878
Truist Financial Corp.
(SOFR + 0.61%), 1.267%, 3/2/27(k)	145,000	144,288
(SOFR + 0.86%), 1.887%, 6/7/29(k)	260,000	259,285
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	350,000	355,324
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.982%, 6/3/27(k)§	200,000	199,042
US Bancorp
1.450%, 5/12/25	410,000	415,177
Westpac Banking Corp.
2.000%, 1/13/23	350,000	357,441
2.150%, 6/3/31	345,000	346,971

		47,439,560

Capital Markets (3.1%)
Ares Capital Corp.
3.625%, 1/19/22	170,000	171,126
4.250%, 3/1/25	695,000	745,506
2.875%, 6/15/28	785,000	794,365
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	350,000	356,617
1.050%, 10/15/26	310,000	306,138
Blackstone Holdings Finance Co. LLC
2.850%, 8/5/51§	470,000	446,786
Blackstone Secured Lending Fund
2.850%, 9/30/28§	570,000	567,247
Blue Owl Finance LLC
3.125%, 6/10/31§	2,925,000	2,893,045
4.125%, 10/7/51§	470,000	459,547
Brookfield Finance I UK plc
2.340%, 1/30/32	320,000	314,298
Charles Schwab Corp. (The)
2.000%, 3/20/28	90,000	91,833
Credit Suisse AG
1.250%, 8/7/26	730,000	719,199
Credit Suisse Group AG
(SOFR + 1.73%), 3.091%, 5/14/32(k)§	365,000	372,741
Deutsche Bank AG
(SOFR + 1.13%), 1.447%, 4/1/25(k)	300,000	301,570
FS KKR Capital Corp.
4.625%, 7/15/24	1,220,000	1,315,037
Goldman Sachs Group, Inc. (The)
3.500%, 4/1/25	225,000	241,708
(SOFR + 0.80%), 1.431%, 3/9/27(k)	190,000	189,237
(SOFR + 1.28%), 2.615%, 4/22/32(k)	985,000	995,211
Series VAR
(SOFR + 0.79%), 1.093%, 12/9/26(k)	105,000	103,379
Golub Capital BDC, Inc.
2.500%, 8/24/26	2,560,000	2,580,831
Hercules Capital, Inc.
2.625%, 9/16/26	280,000	279,815
Intercontinental Exchange, Inc.
2.100%, 6/15/30	265,000	260,900
Macquarie Group Ltd.
(SOFR + 1.07%), 1.340%, 1/12/27(k)§	75,000	74,329
(SOFR + 1.44%), 2.691%, 6/23/32(k)§	300,000	298,272
Main Street Capital Corp.
3.000%, 7/14/26	780,000	795,428
Morgan Stanley
(SOFR + 0.53%), 0.790%, 5/30/25(k)	900,000	896,868
(SOFR + 0.86%), 1.512%, 7/20/27(k)	870,000	865,591

See Notes to Portfolio of Investments.

8

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	$185,000	$193,371
Owl Rock Capital Corp.
3.750%, 7/22/25	260,000	272,966
4.250%, 1/15/26	1,030,000	1,104,377
3.400%, 7/15/26	175,000	182,269
2.625%, 1/15/27	1,710,000	1,712,048
2.875%, 6/11/28	305,000	303,338
UBS AG
0.700%, 8/9/24§	1,500,000	1,496,620
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.494%, 8/10/27(k)§	1,335,000	1,318,608

		24,020,221

Consumer Finance (1.4%)
AerCap Ireland Capital DAC
3.150%, 2/15/24	155,000	161,590
Ally Financial, Inc.
1.450%, 10/2/23	245,000	248,735
American Honda Finance Corp.
3.625%, 10/10/23	325,000	345,162
1.300%, 9/9/26	660,000	658,956
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	437,826
2.750%, 2/21/28§	50,000	49,608
Capital One Financial Corp.
(SOFR + 1.34%), 2.359%, 7/29/32(k)	485,000	474,213
Caterpillar Financial Services Corp.
0.950%, 5/13/22	340,000	341,641
Curo Group Holdings Corp.
7.500%, 8/1/28§	328,000	330,558
Enova International, Inc.
8.500%, 9/1/24§	366,000	371,948
8.500%, 9/15/25§	60,000	61,800
Ford Motor Credit Co. LLC
4.000%, 11/13/30	210,000	218,400
General Motors Financial Co., Inc.
3.700%, 5/9/23	240,000	250,281
(SOFR + 1.20%), 1.250%, 11/17/23(k)	3,230,000	3,280,388
5.250%, 3/1/26	170,000	194,205
Harley-Davidson Financial Services, Inc.
4.050%, 2/4/22§	170,000	172,013
Hyundai Capital Services, Inc.
3.750%, 3/5/23§	325,000	338,569
OneMain Finance Corp.
8.875%, 6/1/25	127,000	137,636
PACCAR Financial Corp.
0.500%, 8/9/24	1,525,000	1,517,999
Toyota Motor Credit Corp.
1.900%, 4/6/28	590,000	595,525
1.900%, 9/12/31	945,000	926,976

		11,114,029

Diversified Financial Services (0.6%)
AIG Global Funding
2.300%, 7/1/22§	350,000	355,554
0.650%, 6/17/24§	460,000	458,314
Antares Holdings LP
2.750%, 1/15/27§	335,000	334,504
Blackstone Private Credit Fund
2.625%, 12/15/26§	820,000	816,850
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	118,295
GE Capital Funding LLC
4.050%, 5/15/27	210,000	235,456
LSEGA Financing plc
0.650%, 4/6/24§	865,000	862,151
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	105,000	99,563
ORIX Corp.
3.250%, 12/4/24	230,000	246,514
Shift4 Payments LLC
4.625%, 11/1/26§	413,000	431,069
Verscend Escrow Corp.
9.750%, 8/15/26§	501,000	526,676

		4,484,946

Insurance (1.9%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	419,000	434,189
AmWINS Group, Inc.
4.875%, 6/30/29§	90,000	91,125
Assurant, Inc.
4.200%, 9/27/23	170,000	181,111
AssuredPartners, Inc.
5.625%, 1/15/29§	66,000	66,409
Athene Global Funding
1.608%, 6/29/26§	750,000	749,376
2.500%, 3/24/28§	230,000	235,049
2.646%, 10/4/31§	1,100,000	1,098,303
Brighthouse Financial Global Funding
0.600%, 6/28/23§	1,050,000	1,048,224
1.000%, 4/12/24§	135,000	135,595
Brighthouse Financial, Inc.
4.700%, 6/22/47	72,000	80,470
CNO Global Funding
1.750%, 10/7/26§	480,000	481,627
Everest Reinsurance Holdings, Inc.
3.125%, 10/15/52	785,000	769,238
F&G Global Funding
2.000%, 9/20/28§	780,000	767,762
GA Global Funding Trust
1.000%, 4/8/24§	430,000	431,888
1.950%, 9/15/28§	615,000	604,946
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	157,327
Hartford Financial Services Group, Inc. (The)
2.900%, 9/15/51	480,000	460,077
HUB International Ltd.
7.000%, 5/1/26§	712,000	733,360

See Notes to Portfolio of Investments.

9

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	$300,000	$301,020
Met Tower Global Funding
0.700%, 4/5/24§	860,000	861,485
Metropolitan Life Global Funding I
0.700%, 9/27/24§	710,000	710,817
New York Life Global Funding
1.850%, 8/1/31§	610,000	594,058
NFP Corp.
6.875%, 8/15/28§	202,000	206,252
Principal Life Global Funding II
0.750%, 4/12/24§	550,000	550,343
Protective Life Global Funding
0.502%, 4/12/23§	860,000	860,696
0.781%, 7/5/24§	630,000	629,691
Reliance Standard Life Global Funding II
3.850%, 9/19/23§	330,000	349,969
1.512%, 9/28/26§	940,000	933,818
Unum Group
4.125%, 6/15/51	305,000	308,203

		14,832,428

Thrifts & Mortgage Finance (0.1%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	226,000	230,520
7.625%, 5/1/26§	81,000	82,325
6.625%, 1/15/27§	188,000	182,595
PHH Mortgage Corp.
7.875%, 3/15/26§	160,000	163,200

		658,640

Total Financials		102,549,824

Health Care (1.7%)
Biotechnology (0.1%)
Amgen, Inc.
3.000%, 1/15/52	390,000	375,746
Grifols Escrow Issuer SA
4.750%, 10/15/28§	200,000	204,190

		579,936

Health Care Equipment & Supplies (0.1%)
DH Europe Finance II SARL
2.200%, 11/15/24	240,000	249,945
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29§	250,000	249,375
5.250%, 10/1/29§	162,000	164,632
Varex Imaging Corp.
7.875%, 10/15/27§	230,000	258,796

		922,748

Health Care Providers & Services (0.7%)
AdaptHealth LLC
6.125%, 8/1/28§	199,000	211,189
5.125%, 3/1/30§	215,000	214,602
Aetna, Inc.
2.800%, 6/15/23	325,000	336,442
AmerisourceBergen Corp.
0.737%, 3/15/23	435,000	435,591
Centene Corp.
3.000%, 10/15/30	70,000	71,750
2.625%, 8/1/31	520,000	515,185
CVS Health Corp.
4.300%, 3/25/28	38,000	43,284
HCA, Inc.
7.690%, 6/15/25	180,000	216,900
HealthEquity, Inc.
4.500%, 10/1/29§	178,000	180,447
Humana, Inc.
0.650%, 8/3/23	1,100,000	1,100,393
McKesson Corp.
1.300%, 8/15/26	735,000	728,742
Tenet Healthcare Corp.
4.875%, 1/1/26§	375,000	388,095
Universal Health Services, Inc.
2.650%, 1/15/32§	435,000	430,680
Vizient, Inc.
6.250%, 5/15/27§	132,000	138,270

		5,011,570

Health Care Technology (0.0%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	205,690

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41	215,000	213,487

Pharmaceuticals (0.8%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	327,000	349,072
Bausch Health Cos., Inc.
5.500%, 11/1/25§	428,000	434,955
5.000%, 1/30/28§	1,990,000	1,887,953
4.875%, 6/1/28§	188,000	194,345
6.250%, 2/15/29§	186,000	184,051
Bayer US Finance II LLC
3.375%, 7/15/24§	170,000	180,350
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	319,000	330,564
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	206,500
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	334,000	358,633
Johnson & Johnson
3.400%, 1/15/38	405,000	454,867
Organon & Co.
5.125%, 4/30/31§	200,000	210,070
P&L Development LLC
7.750%, 11/15/25§	237,000	246,172
Pfizer, Inc.
1.750%, 8/18/31	225,000	219,526
Royalty Pharma plc
3.550%, 9/2/50	745,000	731,093
Viatris, Inc.
1.125%, 6/22/22§	340,000	341,536

		6,329,687

Total Health Care		13,263,118

Industrials (4.5%)
Aerospace & Defense (2.1%)
Boeing Co. (The)
3.750%, 2/1/50	7,520,000	7,587,288
5.805%, 5/1/50	1,405,000	1,862,918
3.950%, 8/1/59	885,000	895,721

See Notes to Portfolio of Investments.

10

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Embraer Netherlands Finance BV
6.950%, 1/17/28§	$3,240,000	$3,667,842
Howmet Aerospace, Inc.
6.875%, 5/1/25	6,000	7,020
Huntington Ingalls Industries, Inc.
0.670%, 8/16/23§	1,525,000	1,524,996
Raytheon Technologies Corp.
4.500%, 6/1/42	130,000	158,904
Rolls-Royce plc
5.750%, 10/15/27§	200,000	220,500
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	182,000	192,046

		16,117,235

Airlines (0.3%)
Delta Air Lines, Inc.
4.750%, 10/20/28§	2,130,000	2,369,625

Building Products (0.3%)
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	256,000	256,960
Forterra Finance LLC
6.500%, 7/15/25§	98,000	104,860
JELD-WEN, Inc.
6.250%, 5/15/25§	177,000	186,956
Johnson Controls International plc
2.000%, 9/16/31	615,000	596,496
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	202,000	204,273
Standard Industries, Inc.
4.375%, 7/15/30§	109,000	111,180
Summit Materials LLC
5.250%, 1/15/29§	271,000	284,211
Victors Merger Corp.
6.375%, 5/15/29§	194,000	185,270

		1,930,206

Commercial Services & Supplies (0.7%)
ACCO Brands Corp.
4.250%, 3/15/29§	90,000	90,337
ADT Security Corp. (The)
4.125%, 6/15/23	116,000	121,075
4.875%, 7/15/32§	220,000	221,100
Allied Universal Holdco LLC
6.625%, 7/15/26§	377,000	397,652
9.750%, 7/15/27§	329,000	356,965
6.000%, 6/1/29§	48,000	47,460
Aramark Services, Inc.
5.000%, 4/1/25§	152,000	154,660
6.375%, 5/1/25§	264,000	276,540
Cimpress plc
7.000%, 6/15/26§	150,000	156,161
Covanta Holding Corp.
5.000%, 9/1/30	89,000	89,890
Garda World Security Corp.
9.500%, 11/1/27§	513,000	552,373
6.000%, 6/1/29§	220,000	213,972
GFL Environmental, Inc.
5.125%, 12/15/26§	190,000	199,500
4.750%, 6/15/29§	206,000	210,377
KAR Auction Services, Inc.
5.125%, 6/1/25§	714,000	719,355
Madison IAQ LLC
5.875%, 6/30/29§	125,000	126,094
Matthews International Corp.
5.250%, 12/1/25§	487,000	500,159
Nielsen Finance LLC
5.875%, 10/1/30§	346,000	363,428
4.750%, 7/15/31§	264,000	256,159

		5,053,257

Construction & Engineering (0.2%)
Artera Services LLC
9.033%, 12/4/25§	583,333	632,917
Dycom Industries, Inc.
4.500%, 4/15/29§	220,000	220,759
MasTec, Inc.
4.500%, 8/15/28§	135,000	140,906
Pike Corp.
5.500%, 9/1/28§	104,000	105,820
Weekley Homes LLC
4.875%, 9/15/28§	171,000	176,985

		1,277,387

Industrial Conglomerates (0.0%)
Honeywell International, Inc.
1.750%, 9/1/31	395,000	383,478

Machinery (0.1%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	248,000	254,332
Clark Equipment Co.
5.875%, 6/1/25§	199,000	207,619
Hillenbrand, Inc.
5.000%, 9/15/26(e)	156,000	173,940
Welbilt, Inc.
9.500%, 2/15/24	488,000	500,346

		1,136,237

Professional Services (0.2%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	334,000	349,448
10.250%, 2/15/27§	483,000	519,611
Equifax, Inc.
2.350%, 9/15/31	490,000	480,849
Science Applications International Corp.
4.875%, 4/1/28§	170,000	175,154

		1,525,062

Road & Rail (0.4%)
Ashtead Capital, Inc.
2.450%, 8/12/31§	205,000	201,337
NESCO Holdings II, Inc.
5.500%, 4/15/29§	172,000	177,969
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	230,000	237,744
Ryder System, Inc.
3.350%, 9/1/25	160,000	171,334
Triton Container International Ltd.
0.800%, 8/1/23§	790,000	789,506
Union Pacific Corp.
2.950%, 3/10/52	390,000	386,180
Watco Cos. LLC
6.500%, 6/15/27§	721,000	771,470

See Notes to Portfolio of Investments.

11

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
XPO Logistics, Inc.
6.250%, 5/1/25§	$254,000	$267,335

		3,002,875

Trading Companies & Distributors (0.2%)
Air Lease Corp.
1.875%, 8/17/26	300,000	298,533
Aircastle Ltd.
2.850%, 1/26/28§	450,000	454,178
Aviation Capital Group LLC
3.875%, 5/1/23§	325,000	339,038
Brightstar Escrow Corp.
9.750%, 10/15/25§	334,000	359,467
WESCO Distribution, Inc.
7.125%, 6/15/25§	60,000	64,068
7.250%, 6/15/28§	215,000	237,575

		1,752,859

Total Industrials		34,548,221

Information Technology (3.3%)
Communications Equipment (0.2%)
CommScope Technologies LLC
6.000%, 6/15/25§	232,000	235,480
CommScope, Inc.
6.000%, 3/1/26§	414,000	430,746
8.250%, 3/1/27§	247,000	258,115
4.750%, 9/1/29§	376,000	375,060

		1,299,401

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.200%, 9/15/31	215,000	213,016
Avnet, Inc.
3.000%, 5/15/31	140,000	139,906
CDW LLC
4.125%, 5/1/25	30,000	31,035
Flex Ltd.
4.875%, 6/15/29	50,000	57,541
SYNNEX Corp.
1.750%, 8/9/26§	280,000	276,900

		718,398

IT Services (0.6%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	160,000	160,600
Alliance Data Systems Corp.
4.750%, 12/15/24§	610,000	623,272
7.000%, 1/15/26§	254,000	270,510
Black Knight InfoServ LLC
3.625%, 9/1/28§	147,000	147,368
CGI, Inc.
1.450%, 9/14/26§	835,000	825,946
DXC Technology Co.
2.375%, 9/15/28	1,095,000	1,081,525
Fidelity National Information Services, Inc.
1.150%, 3/1/26	140,000	138,837
ION Trading Technologies Sarl
5.750%, 5/15/28§	200,000	205,250
Northwest Fiber LLC
6.000%, 2/15/28§	121,000	120,093
PayPal Holdings, Inc.
1.350%, 6/1/23	240,000	243,851
Unisys Corp.
6.875%, 11/1/27§	355,000	386,062
Western Union Co. (The)
1.350%, 3/15/26	175,000	172,609

		4,375,923

Semiconductors & Semiconductor Equipment (0.5%)
Analog Devices, Inc.
2.950%, 10/1/51	785,000	780,436
Broadcom, Inc.
4.110%, 9/15/28	473,000	524,715
3.137%, 11/15/35§	137,000	135,013
Marvell Technology, Inc.
4.200%, 6/22/23§	165,000	173,993
Microchip Technology, Inc.
2.670%, 9/1/23	115,000	119,135
Micron Technology, Inc.
2.497%, 4/24/23	330,000	339,530
NXP BV
3.875%, 9/1/22§	200,000	205,909
3.400%, 5/1/30§	1,220,000	1,315,923
QUALCOMM, Inc.
3.250%, 5/20/50	150,000	159,701

		3,754,355

Software (1.1%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	323,000	337,535
Ascend Learning LLC
6.875%, 8/1/25§	577,000	587,027
Boxer Parent Co., Inc.
7.125%, 10/2/25§	210,000	224,175
Camelot Finance SA
4.500%, 11/1/26§	781,000	811,264
Change Healthcare Holdings LLC
5.750%, 3/1/25§	895,000	902,831
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	383,000	383,096
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	526,000	589,120
Helios Software Holdings, Inc.
4.625%, 5/1/28§	534,000	526,658
Infor, Inc.
1.450%, 7/15/23§	80,000	80,809
LogMeIn, Inc.
5.500%, 9/1/27§	156,000	158,516
NCR Corp.
5.000%, 10/1/28§	297,000	302,735
5.125%, 4/15/29§	431,000	444,469
NortonLifeLock, Inc.
5.000%, 4/15/25§	52,000	52,829
Oracle Corp.
3.850%, 7/15/36	170,000	183,450
Rocket Software, Inc.
6.500%, 2/15/29§	429,000	424,710
SS&C Technologies, Inc.
5.500%, 9/30/27§	675,000	711,703
VMware, Inc.
0.600%, 8/15/23	1,500,000	1,498,809
ZoomInfo Technologies LLC
3.875%, 2/1/29§	289,000	289,000

		8,508,736

Technology Hardware, Storage & Peripherals (0.8%)
Dell International LLC
7.125%, 6/15/24§	327,000	333,824

See Notes to Portfolio of Investments.

12

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
6.020%, 6/15/26§	$1,640,000	$1,946,094
6.020%, 6/15/26	3,160,000	3,767,217
Diebold Nixdorf, Inc.
9.375%, 7/15/25§	74,000	80,845
Hewlett Packard Enterprise Co.
4.650%, 10/1/24	130,000	143,848
HP, Inc.
1.450%, 6/17/26§	300,000	298,101

		6,569,929

Total Information Technology		25,226,742

Materials (1.4%)
Chemicals (0.5%)
Avient Corp.
5.750%, 5/15/25§	130,000	136,988
Diamond BC BV
4.625%, 10/1/29§	79,000	80,185
Ecolab, Inc.
2.750%, 8/18/55§	390,000	373,578
Illuminate Buyer LLC
9.000%, 7/1/28§	503,000	554,558
INEOS Group Holdings SA
5.625%, 8/1/24§	250,000	250,625
Minerals Technologies, Inc.
5.000%, 7/1/28§	137,000	142,137
NOVA Chemicals Corp.
4.875%, 6/1/24§	128,000	133,760
Nufarm Australia Ltd.
5.750%, 4/30/26§	522,000	536,355
Olin Corp.
9.500%, 6/1/25§	191,000	237,556
Olympus Water US Holding Corp.
4.250%, 10/1/28§	402,000	394,965
6.250%, 10/1/29§	200,000	197,690
Westlake Chemical Corp.
3.125%, 8/15/51	310,000	289,626
WR Grace Holdings LLC
5.625%, 8/15/29§	326,000	335,578

		3,663,601

Construction Materials (0.0%)
Eagle Materials, Inc.
2.500%, 7/1/31	225,000	223,126

Containers & Packaging (0.7%)
ARD Finance SA
6.500%, 6/30/27§	200,000	211,750
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	210,000	212,362
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	415,200
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	531,000	556,886
Graham Packaging Co., Inc.
7.125%, 8/15/28§	227,000	237,896
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	321,000	335,686
LABL, Inc.
6.750%, 7/15/26§	395,000	413,269
10.500%, 7/15/27§	361,000	388,075
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	464,000	466,900
7.250%, 4/15/25§	824,000	816,955
OI European Group BV
4.000%, 3/15/23§	89,000	91,225
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	236,000	252,827
Packaging Corp. of America
3.050%, 10/1/51	610,000	600,744
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	450,000	470,367

		5,470,142

Metals & Mining (0.2%)
Glencore Finance Canada Ltd.
4.950%, 11/15/21§	235,000	236,164
Glencore Funding LLC
3.375%, 9/23/51§	410,000	388,915
Hudbay Minerals, Inc.
4.500%, 4/1/26§	181,000	178,737
Kaiser Aluminum Corp.
4.500%, 6/1/31§	268,000	274,030
Novelis Corp.
4.750%, 1/30/30§	184,000	193,697

		1,271,543

Total Materials		10,628,412

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§	162,000	160,785
Invitation Homes Operating Partnership LP (REIT)
2.000%, 8/15/31	195,000	186,733
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	304,000	316,920
Kilroy Realty LP (REIT)
2.650%, 11/15/33	660,000	650,523
Lexington Realty Trust (REIT)
2.375%, 10/1/31	250,000	242,981
Life Storage LP (REIT)
2.400%, 10/15/31	475,000	470,201
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	248,000	267,840
National Retail Properties, Inc. (REIT)
3.000%, 4/15/52	445,000	418,950
Office Properties Income Trust (REIT)
4.500%, 2/1/25	10,000	10,718
2.400%, 2/1/27	555,000	548,690
3.450%, 10/15/31	790,000	773,098
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	147,000	156,922
5.875%, 10/1/28§	243,000	256,482
4.875%, 5/15/29§	169,000	173,225

See Notes to Portfolio of Investments.

13

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	$65,000	$66,295
Rexford Industrial Realty LP (REIT)
2.150%, 9/1/31	180,000	173,347
SBA Communications Corp. (REIT)
4.875%, 9/1/24	145,000	147,159
Service Properties Trust (REIT)
7.500%, 9/15/25	227,000	254,240
5.500%, 12/15/27	162,000	172,033
Simon Property Group LP (REIT)
1.750%, 2/1/28	95,000	94,016
2.250%, 1/15/32	760,000	740,713
Ventas Realty LP (REIT)
2.500%, 9/1/31	385,000	379,311
XHR LP (REIT)
6.375%, 8/15/25§	251,000	266,281
4.875%, 6/1/29§	111,000	113,775

		7,041,238

Real Estate Management & Development (1.6%)
Country Garden Holdings Co. Ltd.
4.800%, 8/6/30(m)	3,800,000	3,752,500
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	153,000	166,005
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	476,000	483,140
Howard Hughes Corp. (The)
4.375%, 2/1/31§	181,000	181,391
Realogy Group LLC
7.625%, 6/15/25§	347,000	371,290
9.375%, 4/1/27§	203,000	223,046
Shimao Group Holdings Ltd.
4.600%, 7/13/30(m)	3,960,000	3,712,500
Vanke Real Estate Hong Kong Co. Ltd.
3.975%, 11/9/27(m)	1,960,000	2,067,173
3.500%, 11/12/29(m)	1,655,000	1,653,242

		12,610,287

Total Real Estate		19,651,525

Utilities (1.0%)
Electric Utilities (0.6%)
AEP Transmission Co. LLC
Series N 2.750%, 8/15/51	300,000	287,705
Arizona Public Service Co.
2.200%, 12/15/31	310,000	305,938
Commonwealth Edison Co.
Series 131 2.750%, 9/1/51	390,000	379,959
Duke Energy Corp.
3.150%, 8/15/27	170,000	182,862
Edison International
4.950%, 4/15/25	155,000	170,922
Entergy Corp.
0.900%, 9/15/25	145,000	142,170
New England Power Co.
2.807%, 10/6/50§	130,000	119,742
NextEra Energy Capital Holdings, Inc.
0.650%, 3/1/23	280,000	280,942
Ohio Power Co.
Series R 2.900%, 10/1/51	695,000	670,356
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.500%, 11/15/21(k)	250,000	249,963
3.000%, 6/15/28	260,000	261,149
PECO Energy Co.
2.850%, 9/15/51	440,000	431,689
Public Service Electric & Gas Co.
2.700%, 5/1/50	40,000	38,619
Southern California Edison Co.
1.100%, 4/1/24	655,000	657,244
Series G 2.500%, 6/1/31	130,000	130,031
Series J 0.700%, 8/1/23	190,000	189,931
Southwestern Electric Power Co.
Series N 1.650%, 3/15/26	150,000	151,710
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50	75,000	77,152
Vistra Operations Co. LLC
3.550%, 7/15/24§	170,000	178,527

		4,906,611

Gas Utilities (0.2%)
Atmos Energy Corp.
2.850%, 2/15/52	790,000	752,977
Southwest Gas Corp.
3.180%, 8/15/51	405,000	399,553

		1,152,530

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
3.300%, 7/15/25§	110,000	116,844
1.375%, 1/15/26	235,000	230,650

		347,494

Multi-Utilities (0.1%)
Ameren Corp.
1.750%, 3/15/28	90,000	88,457
DTE Energy Co.
Series C 2.529%, 10/1/24(e)	170,000	177,371
San Diego Gas & Electric Co.
2.950%, 8/15/51	385,000	381,844
Sempra Energy
2.875%, 10/1/22	330,000	335,479

		983,151

See Notes to Portfolio of Investments.

14

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Water Utilities (0.0%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		$225,000	$240,750

Total Utilities			7,630,536

Total Corporate Bonds			301,682,542

Foreign Government Securities (15.0%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	43,780,000	10,233,921
5.400%, 8/12/34		40,600,000	8,444,191
Mex Bonos Desarr Fix Rt
8.000%, 11/7/47	MXN	778,000,000	38,009,077
New Zealand Government Bond
Series 0541 1.750%, 5/15/41	NZD	24,900,000	14,914,464
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	105,370,000	18,131,772
Republic of Poland
Series 1023 4.000%, 10/25/23	PLN	68,165,000	18,285,307
Republic of South Africa
8.750%, 2/28/48	ZAR	150,300,000	8,214,880

Total Foreign Government Securities			116,233,612

Mortgage-Backed Securities (5.5%)
FHLMC UMBS
4.000%, 6/1/38		$12,443	13,433
4.000%, 8/1/48		189,071	202,865
4.000%, 11/1/48		10,080	10,802
4.000%, 12/1/48		3,837	4,117
4.000%, 2/1/49		85,852	91,954
4.000%, 7/1/49		411,588	440,331
4.000%, 12/1/49		10,935	11,699
2.500%, 5/1/50		462,407	476,679
2.500%, 6/1/50		477,850	492,523
2.000%, 11/1/50		321,454	322,733
FNMA UMBS
4.000%, 10/1/48		409,434	438,921
3.500%, 8/1/49		3,570,391	3,772,119
3.000%, 7/1/50		2,141,838	2,239,570
3.000%, 8/1/50		1,225,026	1,280,924
2.500%, 9/1/50		267,000	275,198
3.500%, 1/1/51		4,639,023	4,901,129
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 10/25/51 TBA		4,303,000	4,311,740
2.000%, 11/25/51 TBA		17,467,000	17,470,411
2.500%, 11/25/51 TBA		4,192,000	4,311,538
GNMA
3.500%, 12/20/49		1,018,025	1,072,589

Total Mortgage-Backed Securities			42,141,275

U.S. Treasury Obligations (29.8%)
U.S. Treasury Bonds
7.125%, 2/15/23		788,000	863,087
7.500%, 11/15/24		500,000	607,544
6.000%, 2/15/26		990,000	1,207,266
6.500%, 11/15/26		75,000	95,551
6.375%, 8/15/27		300,000	389,648
6.125%, 11/15/27		250,000	323,337
5.500%, 8/15/28		300,000	383,186
5.250%, 11/15/28		1,050,000	1,333,045
5.250%, 2/15/29		800,000	1,020,159
1.125%, 5/15/40		3,340,000	2,879,633
2.000%, 2/15/50		1,975,000	1,934,771
1.625%, 11/15/50		710,000	636,049
1.875%, 2/15/51		6,850,000	6,514,421
2.375%, 5/15/51		11,540,000	12,282,949
2.000%, 8/15/51		2,510,000	2,460,192
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.084%, 1/31/23(k)		132,230,000	132,267,884
0.125%, 2/15/24		4,725,000	4,698,339
2.750%, 2/15/24		2,450,000	2,587,998
2.125%, 3/31/24		300,000	312,771
2.500%, 5/15/24		2,300,000	2,423,864
0.250%, 6/15/24		5,175,000	5,145,721
1.750%, 6/30/24		1,800,000	1,863,427
2.000%, 6/30/24		1,050,000	1,093,972
2.375%, 8/15/24		1,750,000	1,844,080
1.500%, 9/30/24		1,000,000	1,029,068
2.125%, 9/30/24		2,500,000	2,618,741
1.500%, 10/31/24		650,000	669,044
2.250%, 11/15/24		710,000	747,279
1.500%, 11/30/24		680,000	699,814
2.000%, 2/15/25		500,000	522,942
2.750%, 2/28/25		300,000	321,451
0.500%, 3/31/25		750,000	745,724
0.500%, 2/28/26		21,720,000	21,347,367
0.750%, 8/31/26		5,385,000	5,325,300
2.250%, 2/15/27		500,000	530,895
0.625%, 3/31/27		500,000	487,772
2.375%, 5/15/27		800,000	855,271
1.625%, 5/15/31		7,290,000	7,368,225
1.250%, 8/15/31		1,910,000	1,861,952

Total U.S. Treasury Obligations			230,299,739

Total Long-Term Debt Securities (97.7%) (Cost $755,096,339)			753,749,554

SHORT-TERM INVESTMENT:
U.S. Treasury Obligation (3.4%)
U.S. Treasury Bills
0.08%, 10/28/21(p)		26,225,000	26,223,413

Total Short-Term Investment (3.4%) (Cost $26,224,066)			26,223,413

Total Investments in Securities (101.1%) (Cost $781,320,405)			779,972,967
Other Assets Less Liabilities (-1.1%)			(8,210,079)

Net Assets (100%)			$771,762,888

See Notes to Portfolio of Investments.

15

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $172,817,152 or 22.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $11,185,415 or 1.4% of net assets.

(p)	Yield to maturity.

Glossary:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CLO	— Collateralized Loan Obligation
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed delivery
THB	— Thailand Baht
UMBS	— Uniform Mortgage-Backed Securities
USCPI	— United States Consumer Price Index
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Portfolio of Investments.

16

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Country Diversification
As a Percentage of Total Net Assets
Australia	1.4%
Bermuda	0.1
Brazil	2.8
Canada	2.8
Cayman Islands	0.1
China	1.7
Denmark	0.2
Finland	0.1
France	0.4
Germany	0.3
Ireland	0.3
Italy	0.1
Japan	0.5
Luxembourg	0.1
Mexico	6.2
Netherlands	0.3
New Zealand	2.0
Norway	0.2
Peru	2.4
Poland	2.4
South Africa	1.1
South Korea	0.1
Spain	0.0 #
Switzerland	0.5
United Arab Emirates	0.0 #
United Kingdom	1.0
United States	74.0
Cash and Other	(1.1)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	455	12/2021	USD	59,882,266	(921,640)

					(921,640)

Short Contracts
Australia 10 Year Bond	(222)	12/2021	AUD	(22,705,626)	411,457

					411,457

					(510,183)

See Notes to Portfolio of Investments.

17

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	34,970,879	CLP	27,620,000,000	HSBC Bank plc**	10/1/2021	905,758
USD	623,701	THB	21,000,000	HSBC Bank plc	10/7/2021	3,060
USD	34,617,456	BRL	183,640,000	HSBC Bank plc**	10/20/2021	986,197
USD	29,637,253	EUR	25,070,000	Citibank NA	10/26/2021	584,949
USD	8,819,161	EUR	7,450,000	Goldman Sachs Bank USA	10/26/2021	185,748
USD	38,013,914	PLN	147,800,000	Goldman Sachs Bank USA	10/27/2021	853,987
USD	20,266,507	PLN	78,060,000	Morgan Stanley	10/27/2021	640,635
NOK	166,000,000	USD	18,758,110	Citibank NA	11/2/2021	227,021
USD	19,088,995	NOK	166,000,000	JPMorgan Chase Bank	11/2/2021	103,864
USD	11,459,284	SGD	15,500,000	Citibank NA	11/3/2021	44,432
USD	15,585,969	NZD	21,800,000	HSBC Bank plc	11/8/2021	539,631
RUB	1,119,000,000	USD	14,810,795	Citibank NA**	11/15/2021	443,259
USD	8,714,436	ZAR	129,500,000	HSBC Bank plc	11/17/2021	167,881
ZAR	175,300,000	USD	11,478,640	HSBC Bank plc	11/17/2021	90,557
USD	39,745,503	MXN	808,400,000	Citibank NA	11/22/2021	873,296
USD	1,337,830	MXN	27,000,000	Goldman Sachs Bank USA	11/22/2021	39,525
USD	18,882,755	GBP	13,760,000	Citibank NA	11/23/2021	341,971
USD	11,166,676	AUD	15,390,000	Citibank NA	11/30/2021	37,835
USD	7,645,598	AUD	10,570,000	Morgan Stanley	11/30/2021	2,203
USD	19,040,551	SEK	164,200,000	HSBC Bank plc	12/6/2021	274,826
USD	49,367,503	CHF	45,270,000	Goldman Sachs Bank USA	12/13/2021	701,952

Total unrealized appreciation						8,048,587

CLP	27,620,000,000	USD	37,121,636	HSBC Bank plc**	10/1/2021	(3,056,515)
THB	21,000,000	USD	644,172	HSBC Bank plc	10/7/2021	(23,531)
BRL	183,640,000	USD	34,558,052	HSBC Bank plc**	10/20/2021	(926,793)
PLN	240,670,000	USD	61,876,876	Citibank NA	10/27/2021	(1,367,541)
PLN	102,710,000	USD	26,599,068	Goldman Sachs Bank USA	10/27/2021	(775,684)
NOK	133,500,000	USD	15,291,483	HSBC Bank plc	11/2/2021	(23,321)
USD	14,985,663	NOK	133,500,000	HSBC Bank plc	11/2/2021	(282,500)
USD	18,965,973	SGD	25,840,000	Morgan Stanley	11/3/2021	(63,691)
THB	28,400,000	USD	858,265	HSBC Bank plc	11/8/2021	(19,109)
USD	11,538,088	NZD	16,790,000	Goldman Sachs Bank USA	11/8/2021	(50,353)
USD	14,857,401	RUB	1,119,000,000	Citibank NA**	11/15/2021	(396,653)
CAD	4,800,000	USD	3,812,471	Citibank NA	11/16/2021	(23,034)
CAD	19,110,000	USD	15,144,311	HSBC Bank plc	11/16/2021	(57,614)
MXN	9,400,000	USD	459,590	Goldman Sachs Bank USA	11/22/2021	(7,588)
AUD	25,960,000	USD	18,966,765	Morgan Stanley	11/30/2021	(194,529)
THB	21,000,000	USD	622,868	HSBC Bank plc	12/1/2021	(2,449)
SEK	164,200,000	USD	18,933,410	HSBC Bank plc	12/6/2021	(167,685)
CLP	1,850,000,000	USD	2,352,627	HSBC Bank plc**	12/7/2021	(84,671)
THB	70,300,000	USD	2,097,693	HSBC Bank plc	12/9/2021	(20,810)
CHF	10,020,000	USD	10,952,615	Goldman Sachs Bank USA	12/13/2021	(181,049)
CHF	17,610,000	USD	19,217,758	Morgan Stanley	12/13/2021	(286,890)
CLP	27,980,000,000	USD	35,161,753	HSBC Bank plc**	1/14/2022	(976,181)

Total unrealized depreciation						(8,988,191)

Net unrealized depreciation						(939,604)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

18

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

OTC Inflation linked swap contracts outstanding as of September 30, 2021 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
1 month USCPI	2.40% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 45,250,000	(1,719,155)
1 month USCPI	2.56% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 22,300,000	(617,018)

							(2,336,173)

OTC Interest rate swap contracts outstanding as of September 30, 2021 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
1 day SOFR	1.17% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 52,400,000	324,590
1 day SOFR	1.37% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 25,750,000	(343,597)

							(19,007)

See Notes to Portfolio of Investments.

19

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$34,482,804	$—	$34,482,804
Commercial Mortgage-Backed Securities	—	23,028,950	—	23,028,950
Convertible Bonds
Communication Services	—	3,892,927	—	3,892,927
Health Care	—	1,987,705	—	1,987,705
Corporate Bonds
Communication Services	—	11,986,651	—	11,986,651
Consumer Discretionary	—	29,464,509	—	29,464,509
Consumer Staples	—	10,604,137	—	10,604,137
Energy	—	36,128,867	—	36,128,867
Financials	—	102,549,824	—	102,549,824
Health Care	—	13,263,118	—	13,263,118
Industrials	—	34,548,221	—	34,548,221
Information Technology	—	25,226,742	—	25,226,742
Materials	—	10,628,412	—	10,628,412
Real Estate	—	19,651,525	—	19,651,525
Utilities	—	7,630,536	—	7,630,536
Foreign Government Securities	—	116,233,612	—	116,233,612
Forward Currency Contracts	—	8,048,587	—	8,048,587
Futures	411,457	—	—	411,457
Mortgage-Backed Securities	—	42,141,275	—	42,141,275
OTC Interest Rate Swaps	—	324,590	—	324,590
Short-Term Investment
U.S. Treasury Obligation	—	26,223,413	—	26,223,413
U.S. Treasury Obligations	—	230,299,739	—	230,299,739

Total Assets	$411,457	$788,346,144	$—	$788,757,601

Liabilities:
Forward Currency Contracts	$—	$(8,988,191)	$—	$(8,988,191)
Futures	(921,640)	—	—	(921,640)
OTC Inflation-linked Swaps	—	(2,336,173)	—	(2,336,173)
OTC Interest Rate Swaps	—	(343,597)	—	(343,597)

Total Liabilities	$(921,640)	$(11,667,961)	$—	$(12,589,601)

Total	$(510,183)	$776,678,183	$—	$776,168,000

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,380,022
Aggregate gross unrealized depreciation	(22,282,344)

Net unrealized depreciation	$(5,902,322)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$782,070,322

See Notes to Portfolio of Investments.

20

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (38.9%)
EQ/American Century Mid Cap Value Portfolio‡	45,001	$1,196,365
EQ/Emerging Markets Equity PLUS Portfolio‡	96,325	1,081,725
EQ/Equity 500 Index Portfolio‡	95,714	6,434,908
EQ/International Equity Index Portfolio‡	212,083	2,306,513
EQ/Janus Enterprise Portfolio*‡	56,195	1,462,674
EQ/MFS International Growth Portfolio‡	146,798	1,325,118
EQ/Small Company Index Portfolio‡	108,825	1,540,744
EQ/Value Equity Portfolio‡	33,330	853,698
Multimanager Aggressive Equity Portfolio*‡	9,267	880,989

Total Equity		17,082,734

Fixed Income (61.2%)
1290 Diversified Bond Fund‡	344,867	3,724,560
1290 VT High Yield Bond Portfolio‡	406,236	4,088,832
EQ/Core Bond Index Portfolio‡	473,154	4,893,595
EQ/Core Plus Bond Portfolio‡	1,382,994	5,788,794
EQ/Long-Term Bond Portfolio‡	2,864	27,771
EQ/PIMCO Ultra Short Bond Portfolio‡	326,314	3,227,927
EQ/Quality Bond PLUS Portfolio‡	585,747	5,117,925

Total Fixed Income		26,869,404

Total Investments in Securities (100.1%) (Cost $34,943,053)		43,952,138
Other Assets Less Liabilities (-0.1%)		(34,492)

Net Assets (100%)		$43,917,646

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

1

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	45,001	1,390,511	39,331	(438,171)	94,282	110,412	1,196,365	—	—
EQ/Emerging Markets Equity PLUS Portfolio	96,325	1,459,735	51,886	(457,944)	77,095	(49,047)	1,081,725	—	—
EQ/Equity 500 Index Portfolio	95,714	7,914,478	288,293	(2,870,932)	1,800,803	(697,734)	6,434,908	—	—
EQ/International Equity Index Portfolio	212,083	2,745,124	109,610	(765,368)	53,189	163,958	2,306,513	—	—
EQ/Janus Enterprise Portfolio*	56,195	1,485,276	56,811	(235,691)	23,585	132,693	1,462,674	—	—
EQ/MFS International Growth Portfolio	146,798	1,554,275	52,473	(348,484)	51,769	15,085	1,325,118	—	—
EQ/Small Company Index Portfolio	108,825	1,525,802	63,855	(242,176)	43,517	149,746	1,540,744	—	—
EQ/Value Equity Portfolio(a)	33,330	1,082,617	42,852	(446,412)	70,755	103,886	853,698	—	—
Multimanager Aggressive Equity Portfolio*	9,267	906,496	45,168	(182,652)	37,636	74,341	880,989	—	—
Fixed Income
1290 Diversified Bond Fund	344,867	—	3,814,972	—	—	(90,412)	3,724,560	90,216	—
1290 VT High Yield Bond Portfolio	406,236	4,052,295	548,287	(648,132)	605	135,777	4,088,832	—	—
EQ/Core Bond Index Portfolio	473,154	10,355,298	1,117,233	(6,428,238)	195,171	(345,869)	4,893,595	—	—
EQ/Core Plus Bond Portfolio(aa)	1,382,994	—	2,083,440	(622,688)	42	(499,702)	5,788,794	—	—
EQ/Global Bond PLUS Portfolio(aa)	—	4,298,307	556,712	(246,476)	70	219,089	—	40,238	120,093
EQ/Long-Term Bond Portfolio	2,864	—	27,800	—	—	(29)	27,771	—	—
EQ/PIMCO Ultra Short Bond Portfolio	326,314	3,296,642	477,067	(549,453)	(177)	3,848	3,227,927	—	—
EQ/Quality Bond PLUS Portfolio	585,747	5,345,397	742,739	(895,106)	531	(75,636)	5,117,925	—	—

Total		47,412,253	10,118,529	(15,377,923)	2,448,873	(649,594)	43,952,138	130,454	120,093

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $4,375,379 (at a cost of $4,827,702), representing 471,806 shares of EQ/Global Bond PLUS Portfolio and 1,029,952 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

2

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,724,560	$40,227,578	$—	$43,952,138

Total Assets	$3,724,560	$40,227,578	$—	$43,952,138

Total Liabilities	$—	$—	$—	$—

Total	$3,724,560	$40,227,578	$—	$43,952,138

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,614,591
Aggregate gross unrealized depreciation	(656,399)

Net unrealized appreciation	$8,958,192

Federal income tax cost of investments in securities and derivative instruments, if applicable	$34,993,946

See Notes to Portfolio of Investments.

3

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.1%)
EQ/American Century Mid Cap Value Portfolio‡	191,409	$5,088,637
EQ/Emerging Markets Equity PLUS Portfolio‡	590,090	6,626,665
EQ/Equity 500 Index Portfolio‡	704,866	47,388,720
EQ/International Equity Index Portfolio‡	1,622,696	17,647,635
EQ/Janus Enterprise Portfolio*‡	186,329	4,849,902
EQ/MFS International Growth Portfolio‡	991,685	8,951,769
EQ/Small Company Index Portfolio‡	996,039	14,101,895
EQ/Value Equity Portfolio‡	143,595	3,677,993
Multimanager Aggressive Equity Portfolio*‡	36,335	3,454,134

Total Equity		111,787,350

Fixed Income (38.9%)
1290 Diversified Bond Fund‡	826,631	8,927,620
1290 VT High Yield Bond Portfolio‡	1,183,784	11,914,971
EQ/Core Bond Index Portfolio‡	1,277,371	13,211,223
EQ/Core Plus Bond Portfolio‡	3,629,729	15,192,953
EQ/Long-Term Bond Portfolio‡	9,262	89,806
EQ/PIMCO Ultra Short Bond Portfolio‡	868,005	8,586,382
EQ/Quality Bond PLUS Portfolio‡	1,500,823	13,113,344

Total Fixed Income		71,036,299

Total Investments in Securities (100.0%) (Cost $128,185,334)		182,823,649
Other Assets Less Liabilities (0.0%)		38,806

Net Assets (100%)		$182,862,455

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

1

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	191,409	5,528,848	297,790	(1,550,679)	92,951	719,727	5,088,637	—	—
EQ/Emerging Markets Equity PLUS Portfolio	590,090	9,023,829	564,140	(3,143,931)	512,989	(330,362)	6,626,665	—	—
EQ/Equity 500 Index Portfolio	704,866	49,426,124	2,592,562	(11,920,667)	5,388,651	1,902,050	47,388,720	—	—
EQ/International Equity Index Portfolio	1,622,696	18,630,230	992,704	(3,477,855)	179,487	1,323,069	17,647,635	—	—
EQ/Janus Enterprise Portfolio*	186,329	4,997,253	397,054	(1,067,572)	90,700	432,467	4,849,902	—	—
EQ/MFS International Growth Portfolio	991,685	9,602,597	476,885	(1,557,722)	116,152	313,857	8,951,769	—	—
EQ/Small Company Index Portfolio	996,039	13,745,857	691,885	(2,049,256)	187,897	1,525,512	14,101,895	—	—
EQ/Value Equity Portfolio(a)	143,595	4,253,061	241,187	(1,505,152)	137,043	551,854	3,677,993	—	—
Multimanager Aggressive Equity Portfolio*	36,335	3,482,787	281,211	(745,330)	93,494	341,972	3,454,134	—	—
Fixed Income
1290 Diversified Bond Fund	826,631	—	9,144,448	—	—	(216,828)	8,927,620	215,985	—
1290 VT High Yield Bond Portfolio	1,183,784	11,520,815	1,842,729	(1,842,027)	(212)	393,666	11,914,971	—	—
EQ/Core Bond Index Portfolio	1,277,371	24,301,029	4,004,806	(14,740,679)	142,103	(496,036)	13,211,223	—	—
EQ/Core Plus Bond Portfolio(aa)	3,629,729	—	5,058,300	(1,406,056)	(246)	(728,284)	15,192,953	—	—
EQ/Global Bond PLUS Portfolio(aa)	—	10,966,405	2,021,133	(701,668)	321	(16,952)	—	107,361	320,420
EQ/Long-Term Bond Portfolio	9,262	—	89,901	—	—	(95)	89,806	—	—
EQ/PIMCO Ultra Short Bond Portfolio	868,005	8,298,037	1,624,899	(1,345,877)	(392)	9,715	8,586,382	—	—
EQ/Quality Bond PLUS Portfolio	1,500,823	12,927,621	2,530,925	(2,162,980)	(937)	(181,285)	13,113,344	—	—

Total		186,704,493	32,852,559	(49,217,451)	6,940,001	5,544,047	182,823,649	323,346	320,420

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $11,673,996 (at a cost of $12,269,239), representing 1,258,832 shares of EQ/Global Bond PLUS Portfolio and 2,748,030 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

2

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$8,927,620	$173,896,029	$—	$182,823,649

Total Assets	$8,927,620	$173,896,029	$—	$182,823,649

Total Liabilities	$—	$—	$—	$—

Total	$8,927,620	$173,896,029	$—	$182,823,649

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,533,603
Aggregate gross unrealized depreciation	(993,166)

Net unrealized appreciation	$54,540,437

Federal income tax cost of investments in securities and derivative instruments, if applicable	$128,283,212

See Notes to Portfolio of Investments.

3

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (76.9%)
EQ/American Century Mid Cap Value Portfolio‡	113,317	$3,012,549
EQ/Emerging Markets Equity PLUS Portfolio‡	855,494	9,607,136
EQ/Equity 500 Index Portfolio‡	1,080,285	72,628,388
EQ/International Equity Index Portfolio‡	2,238,797	24,348,037
EQ/Janus Enterprise Portfolio*‡	128,935	3,356,021
EQ/MFS International Growth Portfolio‡	1,492,177	13,469,631
EQ/Small Company Index Portfolio‡	1,575,095	22,300,165
EQ/Value Equity Portfolio‡	195,122	4,997,778
Multimanager Aggressive Equity Portfolio*‡	32,230	3,063,824

Total Equity		156,783,529

Fixed Income (23.1%)
1290 Diversified Bond Fund‡	499,230	5,391,688
1290 VT High Yield Bond Portfolio‡	869,355	8,750,199
EQ/Core Bond Index Portfolio‡	841,922	8,707,580
EQ/Core Plus Bond Portfolio‡	2,372,548	9,930,771
EQ/Long-Term Bond Portfolio‡	6,645	64,432
EQ/PIMCO Ultra Short Bond Portfolio‡	557,287	5,512,730
EQ/Quality Bond PLUS Portfolio‡	1,000,463	8,741,476

Total Fixed Income		47,098,876

Total Investments in Securities (100.0%) (Cost $133,780,274)		203,882,405
Other Assets Less Liabilities (0.0%)		(11,251)

Net Assets (100%)		$203,871,154

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

1

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	113,317	3,138,986	446,242	(1,039,908)	27,414	439,815	3,012,549	—	—
EQ/Emerging Markets Equity PLUS Portfolio	855,494	10,583,146	1,224,899	(2,343,818)	293,320	(150,411)	9,607,136	—	—
EQ/Equity 500 Index Portfolio	1,080,285	66,593,483	4,401,506	(8,703,391)	1,242,051	9,094,739	72,628,388	—	—
EQ/International Equity Index Portfolio	2,238,797	23,090,703	1,485,033	(2,150,572)	22,890	1,899,983	24,348,037	—	—
EQ/Janus Enterprise Portfolio*	128,935	3,052,690	318,746	(346,363)	10,174	320,774	3,356,021	—	—
EQ/MFS International Growth Portfolio	1,492,177	13,148,984	848,518	(1,116,100)	28,824	559,405	13,469,631	—	—
EQ/Small Company Index Portfolio	1,575,095	20,308,479	1,184,587	(1,720,290)	58,620	2,468,769	22,300,165	—	—
EQ/Value Equity Portfolio(a)	195,122	4,389,056	301,350	(435,852)	9,212	734,012	4,997,778	—	—
Multimanager Aggressive Equity Portfolio*	32,230	2,732,123	326,891	(351,496)	14,955	341,351	3,063,824	—	—
Fixed Income
1290 Diversified Bond Fund	499,230	—	5,522,937	—	—	(131,249)	5,391,688	130,003	—
1290 VT High Yield Bond Portfolio	869,355	7,520,791	1,755,035	(807,068)	79	281,362	8,750,199	—	—
EQ/Core Bond Index Portfolio	841,922	14,075,065	2,775,366	(7,931,523)	37,868	(249,196)	8,707,580	—	—
EQ/Core Plus Bond Portfolio(aa)	2,372,548	—	3,063,709	(449,022)	(3)	(403,076)	9,930,771	—	—
EQ/Global Bond PLUS Portfolio(aa)	—	6,545,463	1,432,569	(189,622)	(25)	(69,222)	—	68,107	203,266
EQ/Long-Term Bond Portfolio	6,645	—	64,500	—	—	(68)	64,432	—	—
EQ/PIMCO Ultra Short Bond Portfolio	557,287	4,801,007	1,133,571	(427,465)	(40)	5,657	5,512,730	—	—
EQ/Quality Bond PLUS Portfolio	1,000,463	7,719,472	1,860,159	(724,660)	32	(113,527)	8,741,476	—	—

Total		187,699,448	28,145,618	(28,737,150)	1,745,371	15,029,118	203,882,405	198,110	203,266

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $7,405,682 (at a cost of $7,719,163), representing 798,570 shares of EQ/Global Bond PLUS Portfolio and 1,743,278 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

2

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,391,688	$198,490,717	$—	$203,882,405

Total Assets	$5,391,688	$198,490,717	$—	$203,882,405

Total Liabilities	$—	$—	$—	$—

Total	$5,391,688	$198,490,717	$—	$203,882,405

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,545,107
Aggregate gross unrealized depreciation	(563,928)

Net unrealized appreciation	$69,981,179

Federal income tax cost of investments in securities and derivative instruments, if applicable	$133,901,226

See Notes to Portfolio of Investments.

3

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (87.2%)
EQ/American Century Mid Cap Value Portfolio‡	118,224	$3,142,997
EQ/Emerging Markets Equity PLUS Portfolio‡	848,591	9,529,618
EQ/Equity 500 Index Portfolio‡	1,088,934	73,209,876
EQ/International Equity Index Portfolio‡	2,215,528	24,094,975
EQ/Janus Enterprise Portfolio*‡	104,791	2,727,575
EQ/MFS International Growth Portfolio‡	1,442,269	13,019,122
EQ/Small Company Index Portfolio‡	1,526,860	21,617,256
EQ/Value Equity Portfolio‡	210,227	5,384,689
Multimanager Aggressive Equity Portfolio*‡	31,321	2,977,433

Total Equity		155,703,541

Fixed Income (12.8%)
1290 Diversified Bond Fund‡	224,860	2,428,485
1290 VT High Yield Bond Portfolio‡	494,596	4,978,192
EQ/Core Bond Index Portfolio‡	381,902	3,949,822
EQ/Core Plus Bond Portfolio‡	1,084,531	4,539,519
EQ/Long-Term Bond Portfolio‡	3,235	31,367
EQ/PIMCO Ultra Short Bond Portfolio‡	270,574	2,676,538
EQ/Quality Bond PLUS Portfolio‡	496,460	4,337,786

Total Fixed Income		22,941,709

Total Investments in Securities (100.0%) (Cost $117,240,360)		178,645,250
Other Assets Less Liabilities (0.0%)		(55,811)

Net Assets (100%)		$178,589,439

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

1

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	118,224	2,643,157	378,743	(282,219)	2,147	401,169	3,142,997	—	—
EQ/Emerging Markets Equity PLUS Portfolio	848,591	9,508,268	1,149,695	(1,216,353)	103,196	(15,188)	9,529,618	—	—
EQ/Equity 500 Index Portfolio	1,088,934	63,455,131	4,027,635	(4,175,294)	89,215	9,813,189	73,209,876	—	—
EQ/International Equity Index Portfolio	2,215,528	21,703,994	1,458,867	(877,848)	2,013	1,807,949	24,094,975	—	—
EQ/Janus Enterprise Portfolio*	104,791	2,314,642	277,745	(115,294)	652	249,830	2,727,575	—	—
EQ/MFS International Growth Portfolio	1,442,269	12,230,755	744,929	(490,904)	2,601	531,741	13,019,122	—	—
EQ/Small Company Index Portfolio	1,526,860	18,737,610	1,141,457	(608,949)	4,693	2,342,445	21,617,256	—	—
EQ/Value Equity Portfolio(a)	210,227	4,516,138	272,651	(166,415)	386	761,929	5,384,689	—	—
Multimanager Aggressive Equity Portfolio*	31,321	2,469,964	317,223	(130,436)	1,168	319,514	2,977,433	—	—
Fixed Income
1290 Diversified Bond Fund	224,860	—	2,488,059	—	—	(59,574)	2,428,485	57,997	—
1290 VT High Yield Bond Portfolio	494,596	4,021,925	1,124,613	(323,977)	419	155,212	4,978,192	—	—
EQ/Core Bond Index Portfolio	381,902	6,087,558	1,386,418	(3,430,696)	15,982	(109,440)	3,949,822	—	—
EQ/Core Plus Bond Portfolio(aa)	1,084,531	—	1,435,156	(57,062)	12	(119,484)	4,539,519	—	—
EQ/Global Bond PLUS Portfolio(aa)	—	2,742,056	668,881	(44,681)	(6)	(85,353)	—	29,448	87,890
EQ/Long-Term Bond Portfolio	3,235	—	31,400	—	—	(33)	31,367	—	—
EQ/PIMCO Ultra Short Bond Portfolio	270,574	2,148,421	598,797	(73,306)	1	2,625	2,676,538	—	—
EQ/Quality Bond PLUS Portfolio	496,460	3,508,251	1,018,611	(135,827)	(7)	(53,242)	4,337,786	—	—

Total		156,087,870	18,520,880	(12,129,261)	222,472	15,943,289	178,645,250	87,445	87,890

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $3,202,121 (at a cost of $3,280,897), representing 345,291 shares of EQ/Global Bond PLUS Portfolio and 753,770 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

2

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$2,428,485	$176,216,765	$—	$178,645,250

Total Assets	$2,428,485	$176,216,765	$—	$178,645,250

Total Liabilities	$—	$—	$—	$—

Total	$2,428,485	$176,216,765	$—	$178,645,250

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,558,438
Aggregate gross unrealized depreciation	(193,186)

Net unrealized appreciation	$61,365,252

Federal income tax cost of investments in securities and derivative instruments, if applicable	$117,279,998

See Notes to Portfolio of Investments.

3

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (97.5%)
EQ/American Century Mid Cap Value Portfolio‡	25,740	$684,313
EQ/Emerging Markets Equity PLUS Portfolio‡	325,500	3,655,343
EQ/Equity 500 Index Portfolio‡	408,769	27,481,880
EQ/International Equity Index Portfolio‡	828,158	9,006,629
EQ/Janus Enterprise Portfolio*‡	17,308	450,510
EQ/MFS International Growth Portfolio‡	687,212	6,203,344
EQ/Small Company Index Portfolio‡	640,654	9,070,369
EQ/Value Equity Portfolio‡	112,741	2,887,705
Multimanager Aggressive Equity Portfolio*‡	21,607	2,053,987

Total Equity		61,494,080

Fixed Income (2.6%)
1290 Diversified Bond Fund‡	24,427	263,814
1290 VT High Yield Bond Portfolio‡	69,758	702,120
EQ/Core Bond Index Portfolio‡	39,770	411,323
EQ/Core Plus Bond Portfolio‡	56,835	237,893
EQ/Long-Term Bond Portfolio‡	247	2,398

Total Fixed Income		1,617,548

Total Investments in Securities (100.1%) (Cost $48,833,576)		63,111,628
Other Assets Less Liabilities (-0.1%)		(39,440)

Net Assets (100%)		$63,072,188

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	25,740	324,256	365,975	(58,393)	8	52,467	684,313	—	—
EQ/Emerging Markets Equity PLUS Portfolio	325,500	3,117,257	785,388	(251,049)	4,519	(772)	3,655,343	—	—
EQ/Equity 500 Index Portfolio	408,769	20,863,816	4,274,140	(1,058,025)	4,963	3,396,986	27,481,880	—	—
EQ/International Equity Index Portfolio	828,158	7,135,812	1,532,024	(262,727)	433	601,087	9,006,629	—	—
EQ/Janus Enterprise Portfolio*	17,308	198,801	268,380	(42,822)	41	26,110	450,510	—	—
EQ/MFS International Growth Portfolio	687,212	5,207,718	1,021,823	(247,822)	418	221,207	6,203,344	—	—
EQ/Small Company Index Portfolio	640,654	7,250,345	1,234,217	(314,130)	1,514	898,423	9,070,369	—	—
EQ/Value Equity Portfolio(a)	112,741	2,229,937	342,419	(65,516)	23	380,842	2,887,705	—	—
Multimanager Aggressive Equity Portfolio*	21,607	1,640,299	335,532	(136,450)	1,625	212,981	2,053,987	—	—
Fixed Income
1290 Diversified Bond Fund	24,427	—	270,326	—	—	(6,512)	263,814	6,406	—
1290 VT High Yield Bond Portfolio	69,758	410,250	387,749	(117,214)	274	21,061	702,120	—	—
EQ/Core Bond Index Portfolio	39,770	530,278	435,419	(544,828)	(1,540)	(8,006)	411,323	—	—
EQ/Core Plus Bond Portfolio	56,835	—	240,156	(1,643)	(3)	(617)	237,893	—	—
EQ/Long-Term Bond Portfolio	247	—	2,401	—	—	(3)	2,398	—	—

Total		48,908,769	11,495,949	(3,100,619)	12,275	5,795,254	63,111,628	6,406	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$263,814	$62,847,814	$—	$63,111,628

Total Assets	$263,814	$62,847,814	$—	$63,111,628

Total Liabilities	$—	$—	$—	$—

Total	$263,814	$62,847,814	$—	$63,111,628

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,222,259
Aggregate gross unrealized depreciation	(10,505)

Net unrealized appreciation	$14,211,754

Federal income tax cost of investments in securities and derivative instruments, if applicable	$48,899,874

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the EQ Premier VIP Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (“Administrator”), an affiliate of Equitable Investment Management Group, LLC, the Trust’s Investment Adviser (“EIM”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2021, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.